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                                      2003
--------------------------------------------------------------------------------

Nationwide(R) Variable Account-8
June 30, 2003

[LOGO] The BEST of AMERICA(R)

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                   [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                   Home Office: Columbus, Ohio

APO-4739-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-8.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 35. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 29, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-8

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         347,407 shares (cost $2,385,076) ................................................  $  1,976,747

      American Century VP - International Fund - Class I (ACVPInt)
         789,794 shares (cost $8,075,646) ................................................     4,280,683

      American Century VP - International Fund - Class III (ACVPInt3)
         58,030 shares (cost $302,785) ...................................................       314,522

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         877 shares (cost $7,160) ........................................................         7,191

      American Century VP - Value Fund - Class I (ACVPVal)
         706,948 shares (cost $4,820,833) ................................................     4,672,924

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         15,221 shares (cost $178,206) ...................................................       161,341

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         5,586 shares (cost $53,029) .....................................................        60,268

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         160,595 shares (cost $5,939,927) ................................................     3,346,810

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         106,035 shares (cost $3,946,540) ................................................     3,310,404

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         443,674 shares (cost $4,877,027) ................................................     5,261,972

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         481,607 shares (cost $11,020,566) ...............................................     9,458,771

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         699,179 shares (cost $32,017,462) ...............................................    18,465,323

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         250,447 shares (cost $1,699,912) ................................................     1,597,851

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         168,052 shares (cost $3,447,637) ................................................     2,009,903

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         11,710 shares (cost $136,177) ...................................................       139,939

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         678,387 shares (cost $15,976,197) ...............................................    13,350,656

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         142,882 shares (cost $2,658,403) ................................................     1,873,178

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         9,599 shares (cost $80,951) .....................................................        92,150

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         78,950 shares (cost $926,573) ...................................................       680,550

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         534,993 shares (cost $7,133,887) ................................................     6,585,765

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,157 shares (cost $9,052) ......................................................       8,033

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         336 shares (cost $2,045) ........................................................       2,327

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         107,333 shares (cost $824,961) ..................................................     828,612

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,640 shares (cost $6,443) ......................................................       4,936

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         329 shares (cost $913) ..........................................................         997

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,453,835 shares (cost $17,164,162) .............................................  18,027,559

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         109,800 shares (cost $1,940,464) ................................................     949,768

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         10,596 shares (cost $88,837) ....................................................      95,155

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         53,318 shares (cost $525,258) ...................................................     538,513

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         101,435 shares (cost $918,091) ..................................................     969,719

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         64,940 shares (cost $574,283) ...................................................     599,394

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         117,886 shares (cost $1,127,641) ................................................   1,164,712

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,356 shares (cost $8,272) ......................................................       6,633

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         1,669 shares (cost $8,417) ......................................................       8,180

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         76,916 shares (cost $1,271,478) .................................................   1,441,404

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         12,723,531 shares (cost $12,723,531) ............................................  12,723,531

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         927,368 shares (cost $11,512,338) ...............................................   8,401,952

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         2,809 shares (cost $27,685) .....................................................      23,205

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         128,071 shares (cost $2,119,086) ................................................   1,433,120

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         285,964 shares (cost $2,778,550) ................................................   2,513,623

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         198,284 shares (cost $4,185,057) ................................................   3,519,542

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         3,633 shares (cost $8,444) ......................................................       9,300

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         78,727 shares (cost $975,344) ...................................................     590,452

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         5,223 shares (cost $36,980) .....................................................      39,120

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         126,967 shares (cost $3,078,974) .............................................      2,374,280

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,603 shares (cost $17,233) ..................................................         19,149

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         298,212 shares (cost $1,831,763) .............................................        849,904

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         6,830 shares (cost $118,138) .................................................        124,439

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         82,895 shares (cost $2,307,152) ..............................................      1,502,058

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         49,029 shares (cost $706,446) ................................................        598,150

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr)
         193,303 shares (cost $4,558,655) .............................................      2,596,062

      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
         40,172 shares (cost $607,435) ................................................        539,111

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         155,422 shares (cost $10,811,963) ............................................      5,166,230

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         308,606 shares (cost $13,522,355) ............................................      9,190,285

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         593,740 shares (cost $12,697,695) ............................................      9,927,337

      Salomon Brothers VSF Inc. All Cap Fund (SalBrCap)
         940,291 shares (cost $14,315,589) ............................................     12,317,812

      Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd)
         270,563 shares (cost $2,342,778) .............................................      2,521,652

      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
         488,083 shares (cost $6,340,265) .............................................      5,432,362

      Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
         347,623 shares (cost $3,599,602) .............................................      3,570,084

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         106,717 shares (cost $1,220,527) .............................................        928,442

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         10,119 shares (cost $112,716) ................................................        110,598

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         16,643 shares (cost $118,664) ................................................        138,301

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         84,935 shares (cost $1,029,730) ..............................................      1,097,367
                                                                                          ------------
         Total investments ............................................................    190,550,358

   Accounts receivable ................................................................          2,506
                                                                                          ------------
         Total assets .................................................................    190,552,864

Accounts payable ......................................................................             --
                                                                                          ------------
Contract owners' equity (note 4) ......................................................   $190,552,864
                                                                                          ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                             Total       ACVPIncGr     ACVPInt    ACVPInt3
                                                          ------------   ---------   ----------   --------
Investment activity:
   Reinvested dividends ...............................   $  1,327,493      25,077       33,372      2,167
   Mortality and expense risk charges (note 2) ........     (1,265,030)    (12,664)     (29,301)    (1,787)
                                                          ------------    --------   ----------    -------
      Net investment income (loss) ....................         62,463      12,413        4,071        380
                                                          ------------    --------   ----------    -------

   Proceeds from mutual fund shares sold ..............     18,277,073      85,194      436,190     36,176
   Cost of mutual fund shares sold ....................    (27,045,176)   (127,839)  (1,011,976)   (45,285)
                                                          ------------    --------   ----------    -------
      Realized gain (loss) on investments .............     (8,768,103)    (42,645)    (575,786)    (9,109)
   Change in unrealized gain (loss) on investments ....     24,801,476     229,177      729,413     27,785
                                                          ------------    --------   ----------    -------
      Net gain (loss) on investments ..................     16,033,373     186,532      153,627     18,676
                                                          ------------    --------   ----------    -------
   Reinvested capital gains ...........................         23,250          --           --         --
                                                          ------------    --------   ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 16,119,086     198,945      157,698     19,056
                                                          ============    ========   ==========    =======

                                                          ACVPUltra   ACVPVal    CSLCapV   DrySmCapIxS
                                                          ---------   --------   -------   ----------
Investment activity:
   Reinvested dividends ...............................       --        51,251        --         1
   Mortality and expense risk charges (note 2) ........       (8)      (30,611)   (1,101)     (217)
                                                             ---      --------   -------     -----
      Net investment income (loss) ....................       (8)       20,640    (1,101)     (216)
                                                             ---      --------   -------     -----

   Proceeds from mutual fund shares sold ..............        6       269,536    13,575       417
   Cost of mutual fund shares sold ....................       (7)     (264,591)  (16,533)     (404)
                                                             ---      --------   -------     -----
      Realized gain (loss) on investments .............       (1)        4,945    (2,958)       13
   Change in unrealized gain (loss) on investments ....       57       356,453    15,871     7,259
                                                             ---      --------   -------     -----
      Net gain (loss) on investments ..................       56       361,398    12,913     7,272
                                                             ---      --------   -------     -----
   Reinvested capital gains ...........................       --            --        --        --
                                                             ---      --------   -------     -----
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       48       382,038    11,812     7,056
                                                             ===      ========   =======     =====

                                                           DrySRGro   DryVIFApp   FedQualBd    FidVIPEIS
                                                          ---------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ...............................   $     201         684     172,483      165,506
   Mortality and expense risk charges (note 2).........     (22,790)    (22,003)    (35,851)     (62,293)
                                                          ---------    --------    --------   ----------
      Net investment income (loss) ....................     (22,589)    (21,319)    136,632      103,213
                                                          ---------    --------    --------   ----------

   Proceeds from mutual fund shares sold ..............     439,204     298,245     391,047      979,433
   Cost of mutual fund shares sold ....................    (884,509)   (425,716)   (339,922)  (1,323,141)
                                                          ---------    --------    --------   ----------
      Realized gain (loss) on investments .............    (445,305)   (127,471)     51,125     (343,708)
   Change in unrealized gain (loss) on investments ....     759,701     389,714      15,197    1,068,285
                                                          ---------    --------    --------   ----------
      Net gain (loss) on investments ..................     314,396     262,243      66,322      724,577
                                                          ---------    --------    --------   ----------
   Reinvested capital gains ...........................          --          --          --           --
                                                          ---------    --------    --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 291,807     240,924     202,954      827,790
                                                          =========    ========    ========   ==========

                                                           FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                                                          ----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ...............................       36,566     102,937      16,230      1,034
   Mortality and expense risk charges (note 2).........     (120,872)     (9,990)    (13,258)      (816)
                                                          ----------    --------    --------    -------
      Net investment income (loss) ....................      (84,306)     92,947       2,972        218
                                                          ----------    --------    --------    -------

   Proceeds from mutual fund shares sold ..............    1,191,256     202,535     199,601     25,463
   Cost of mutual fund shares sold ....................   (2,616,038)   (327,236)   (419,361)   (33,536)
                                                          ----------    --------    --------    -------
      Realized gain (loss) on investments .............   (1,424,782)   (124,701)   (219,760)    (8,073)
   Change in unrealized gain (loss) on investments ....    3,586,093     249,085     389,187     19,964
                                                          ----------    --------    --------    -------
      Net gain (loss) on investments ..................    2,161,311     124,384     169,427     11,891
                                                          ----------    --------    --------    -------
   Reinvested capital gains ...........................           --          --          --         --
                                                          ----------    --------    --------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    2,077,005     217,331     172,399     12,109
                                                          ==========    ========    ========    =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          FidVIPConS    FidVIPGrOpS   FidVIPValS   GVITCVal
                                                          -----------   -----------   ----------   --------
Investment activity:
   Reinvested dividends ...............................   $    48,789      13,241           --        3,998
   Mortality and expense risk charges (note 2).........       (88,191)    (12,878)        (496)      (4,378)
                                                          -----------    --------       ------     --------
      Net investment income (loss) ....................       (39,402)        363         (496)        (380)
                                                          -----------    --------       ------     --------

   Proceeds from mutual fund shares sold ..............     1,050,923     302,862          499       64,633
   Cost of mutual fund shares sold ....................    (1,567,482)   (535,365)        (521)    (116,603)
                                                          -----------    --------       ------     --------
      Realized gain (loss) on investments .............      (516,559)   (232,503)         (22)     (51,970)
   Change in unrealized gain (loss) on investments ....     1,635,417     430,296       11,604      126,873
                                                          -----------    --------       ------     --------
      Net gain (loss) on investments ..................     1,118,858     197,793       11,582       74,903
                                                          -----------    --------       ------     --------
   Reinvested capital gains ...........................            --          --           --           --
                                                          -----------    --------       ------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 1,079,456     198,156       11,086       74,523
                                                          ===========    ========       ======     ========

                                                          GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                          ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................       13,799           22              6        26,987
   Mortality and expense risk charges (note 2).........      (42,470)         (54)           (18)       (5,047)
                                                            --------       ------         ------       -------
      Net investment income (loss) ....................      (28,671)         (32)           (12)       21,940
                                                            --------       ------         ------       -------

   Proceeds from mutual fund shares sold ..............      405,359        3,658          1,950        61,322
   Cost of mutual fund shares sold ....................     (494,933)      (4,785)        (2,120)      (70,584)
                                                            --------       ------         ------       -------
      Realized gain (loss) on investments .............      (89,574)      (1,127)          (170)       (9,262)
   Change in unrealized gain (loss) on investments ....      766,010        2,245            380        72,518
                                                            --------       ------         ------       -------
      Net gain (loss) on investments ..................      676,436        1,118            210        63,256
                                                            --------       ------         ------       -------
   Reinvested capital gains ...........................           --           --             --            --
                                                            --------       ------         ------       -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      647,765        1,086            198        85,196
                                                            ========       ======         ======       =======

                                                          GVITGlTech   GVITGlTech3    GVITGvtBd   GVITGrowth
                                                          ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ...............................     $   --         --           354,564          32
   Mortality and expense risk charges (note 2) ........        (29)        (2)         (126,135)     (6,243)
                                                            ------        ---        ----------    --------
      Net investment income (loss) ....................        (29)        (2)          228,429      (6,211)
                                                            ------        ---        ----------    --------

   Proceeds from mutual fund shares sold ..............         30          2         1,526,170      82,907
   Cost of mutual fund shares sold ....................        (60)        (3)       (1,366,150)   (280,537)
                                                            ------        ---        ----------    --------
      Realized gain (loss) on investments .............        (30)        (1)          160,020    (197,630)
   Change in unrealized gain (loss) on investments ....      1,050         93            15,502     320,949
                                                            ------        ---        ----------    --------
      Net gain (loss) on investments ..................      1,020         92           175,522     123,319
                                                            ------        ---        ----------    --------
   Reinvested capital gains ...........................         --         --            23,250          --
                                                            ------        ---        ----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $  991         90           427,201     117,108
                                                            ======        ===        ==========    ========

                                                          GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                          ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ...............................       353        5,591       6,799        4,023
   Mortality and expense risk charges (note 2) ........      (340)      (2,961)     (4,779)      (3,735)
                                                            -----      -------     -------      -------
      Net investment income (loss) ....................        13        2,630       2,020          288
                                                            -----      -------     -------      -------

   Proceeds from mutual fund shares sold ..............       267       22,884      36,679       14,280
   Cost of mutual fund shares sold ....................      (270)     (22,544)    (40,692)     (16,732)
                                                            -----      -------     -------      -------
      Realized gain (loss) on investments .............        (3)         340      (4,013)      (2,452)
   Change in unrealized gain (loss) on investments ....     5,306       12,733      57,952       50,388
                                                            -----      -------     -------      -------
      Net gain (loss) on investments ..................     5,303       13,073      53,939       47,936
                                                            -----      -------     -------      -------
   Reinvested capital gains ...........................        --           --          --           --
                                                            -----      -------     -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     5,316       15,703      55,959       48,224
                                                            =====      =======     =======      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr
                                                          ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................     $ 11,512         --           --               --
   Mortality and expense risk charges (note 2) ........       (6,760)       (42)         (53)          (9,444)
                                                            --------        ---          ---          -------
      Net investment income (loss) ....................        4,752        (42)         (53)          (9,444)
                                                            --------        ---          ---          -------

   Proceeds from mutual fund shares sold ..............       15,561         45           53          200,902
   Cost of mutual fund shares sold ....................      (16,465)       (65)         (67)         (89,384)
                                                            --------        ---          ---          -------
      Realized gain (loss) on investments .............         (904)       (20)         (14)         111,518
   Change in unrealized gain (loss) on investments ....       56,585        331          397          169,927
                                                            --------        ---          ---          -------
      Net gain (loss) on investments ..................       55,681        311          383          281,445
                                                            --------        ---          ---          -------
   Reinvested capital gains ...........................           --         --           --               --
                                                            --------        ---          ---          -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $ 60,433        269          330          272,001
                                                            ========        ===          ===          =======

                                                           GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                                                          ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................       50,263       30,097          8             --
   Mortality and expense risk charges (note 2) ........      (94,298)     (55,835)      (142)        (9,027)
                                                          ----------   ----------      -----       --------
      Net investment income (loss) ....................      (44,035)     (25,738)      (134)        (9,027)
                                                          ----------   ----------      -----       --------

   Proceeds from mutual fund shares sold ..............    3,998,913      702,375        170         62,624
   Cost of mutual fund shares sold ....................   (3,998,913)  (1,633,545)      (229)      (113,064)
                                                          ----------   ----------      -----       --------
      Realized gain (loss) on investments .............           --     (931,170)       (59)       (50,440)
   Change in unrealized gain (loss) on investments ....           --    1,830,824      3,053        246,759
                                                          ----------   ----------      -----       --------
      Net gain (loss) on investments ..................           --      899,654      2,994        196,319
                                                          ----------   ----------      -----       --------
   Reinvested capital gains ...........................           --           --         --             --
                                                          ----------   ----------      -----       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (44,035)     873,916      2,860        187,292
                                                          ==========   ==========      =====       ========

                                                          GVITSmCapVal   GVITSmComp   GVITTGroFoc3   GVITWLead
                                                          ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ...............................    $      13           --           --             --
   Mortality and expense risk charges (note 2) ........      (15,282)     (22,315)         (55)        (4,049)
                                                           ---------     --------        -----       --------
      Net investment income (loss) ....................      (15,269)     (22,315)         (55)        (4,049)
                                                           ---------     --------        -----       --------

   Proceeds from mutual fund shares sold ..............      169,821      142,718           55         63,616
   Cost of mutual fund shares sold ....................     (263,099)    (203,280)         (56)      (125,915)
                                                           ---------     --------        -----       --------
      Realized gain (loss) on investments .............      (93,278)     (60,562)          (1)       (62,299)
   Change in unrealized gain (loss) on investments ....      489,698      530,382        1,169        115,626
                                                           ---------     --------        -----       --------
      Net gain (loss) on investments ..................      396,420      469,820        1,168         53,327
                                                           ---------     --------        -----       --------
   Reinvested capital gains ...........................           --           --           --             --
                                                           ---------     --------        -----       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $ 381,151      447,505        1,113         49,278
                                                           =========     ========        =====       ========

                                                          GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                                                          ----------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ...............................        --         3,426          --           --
   Mortality and expense risk charges (note 2) ........       (68)      (15,935)       (151)      (5,556)
                                                            -----      --------     -------     --------
      Net investment income (loss) ....................       (68)      (12,509)       (151)      (5,556)
                                                            -----      --------     -------     --------

   Proceeds from mutual fund shares sold ..............        62       277,290      21,386      109,338
   Cost of mutual fund shares sold ....................       (60)     (538,042)    (29,244)    (438,472)
                                                            -----      --------     -------     --------
      Realized gain (loss) on investments .............         2      (260,752)     (7,858)    (329,134)
   Change in unrealized gain (loss) on investments ....     2,139       452,002      10,015      459,840
                                                            -----      --------     -------     --------
      Net gain (loss) on investments ..................     2,141       191,250       2,157      130,706
                                                            -----      --------     -------     --------
   Reinvested capital gains ...........................        --            --          --           --
                                                            -----      --------     -------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     2,073       178,741       2,006      125,150
                                                            =====      ========     =======     ========


NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          JanIntGroS2   JanIntGro   NBAMTGuard   NBAMTMCGr
                                                          -----------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ...............................    $    983       12,253          --           --
   Mortality and expense risk charges (note 2) ........        (736)     (10,199)     (3,718)     (16,790)
                                                           --------     --------     -------     --------
      Net investment income (loss) ....................         247        2,054      (3,718)     (16,790)
                                                           --------     --------     -------     --------

   Proceeds from mutual fund shares sold ..............      18,152      202,710      23,902      170,846
   Cost of mutual fund shares sold ....................     (24,540)    (419,073)    (35,448)    (341,633)
                                                           --------     --------     -------     --------
      Realized gain (loss) on investments .............      (6,388)    (216,363)    (11,546)    (170,787)
   Change in unrealized gain (loss) on investments ....      14,593      285,709      85,894      456,897
                                                           --------     --------     -------     --------
      Net gain (loss) on investments ..................       8,205       69,346      74,348      286,110
                                                           --------     --------     -------     --------
   Reinvested capital gains ...........................          --           --          --           --
                                                           --------     --------     -------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $  8,452       71,400      70,630      269,320
                                                           ========     ========     =======     ========

                                                          NBAMTPart    OppAggGro    OppCapAp    OppMSFund
                                                          ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ...............................        --             --       36,612      95,074
   Mortality and expense risk charges (note 2) ........    (3,374)       (33,865)     (61,301)    (65,425)
                                                           ------     ----------   ----------   ---------
      Net investment income (loss) ....................    (3,374)       (33,865)     (24,689)     29,649
                                                           ------     ----------   ----------   ---------

   Proceeds from mutual fund shares sold ..............     4,693        426,835      841,157     527,962
   Cost of mutual fund shares sold ....................    (6,436)    (1,288,710)  (1,565,297)   (830,005)
                                                           ------     ----------   ----------   ---------
      Realized gain (loss) on investments .............    (1,743)      (861,875)    (724,140)   (302,043)
   Change in unrealized gain (loss) on investments ....    82,890      1,496,949    1,712,150   1,131,518
                                                           ------     ----------   ----------   ---------
      Net gain (loss) on investments ..................    81,147        635,074      988,010     829,475
                                                           ------     ----------   ----------   ---------
   Reinvested capital gains ...........................        --             --           --          --
                                                           ------     ----------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    77,773        601,209      963,321     859,124
                                                           ======     ==========   ==========   =========

                                                           SalBrCap     SalBrHYBd   SalBrInv   SalBrTotRet
                                                          -----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ...............................   $        --         --          --          --
   Mortality and expense risk charges (note 2) ........       (79,719)   (16,143)    (35,286)    (23,305)
                                                          -----------   --------    --------    --------
      Net investment income (loss) ....................       (79,719)   (16,143)    (35,286)    (23,305)
                                                          -----------   --------    --------    --------

   Proceeds from mutual fund shares sold ..............       849,938    149,739     577,519     232,659
   Cost of mutual fund shares sold ....................    (1,120,367)  (158,028)   (809,132)   (261,163)
                                                          -----------   --------    --------    --------
      Realized gain (loss) on investments .............      (270,429)    (8,289)   (231,613)    (28,504)
   Change in unrealized gain (loss) on investments ....     2,009,263    328,292     902,714     283,950
                                                          -----------   --------    --------    --------
      Net gain (loss) on investments ..................     1,738,834    320,003     671,101     255,446
                                                          -----------   --------    --------    --------
   Reinvested capital gains ...........................            --         --          --          --
                                                          -----------   --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 1,659,115    303,860     635,815     232,141
                                                          ===========   ========    ========    ========

                                                          VEWrldEMkt   VEWrldHAs    VKEmMkt   VKUSRealEst
                                                          ----------   ---------   --------   -----------
Investment activity:
   Reinvested dividends ...............................      1,115         424           --          --
   Mortality and expense risk charges (note 2) ........     (6,046)       (685)      (1,373)     (6,735)
                                                           -------       -----     --------     -------
      Net investment income (loss) ....................     (4,931)       (261)      (1,373)     (6,735)
                                                           -------       -----     --------     -------

   Proceeds from mutual fund shares sold ..............     44,001         687      246,989      52,052
   Cost of mutual fund shares sold ....................    (72,625)       (832)    (253,496)    (53,016)
                                                           -------       -----     --------     -------
      Realized gain (loss) on investments .............    (28,624)       (145)      (6,507)       (964)
   Change in unrealized gain (loss) on investments ....    114,419       6,899       35,081     132,954
                                                           -------       -----     --------     -------
      Net gain (loss) on investments ..................     85,795       6,754       28,574     131,990
                                                           -------       -----     --------     -------
   Reinvested capital gains ...........................         --          --           --          --
                                                           -------       -----     --------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     80,864       6,493       27,201     125,255
                                                           =======       =====     ========     =======

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                     Total                    ACVPIncGr
                                                          --------------------------   ---------------------
                                                              2003          2002          2003        2002
                                                          ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .......................   $     62,463       (69,468)     12,413       6,480
   Realized gain (loss) on investments ................     (8,768,103)   (6,137,662)    (42,645)    (57,984)
   Change in unrealized gain (loss)
      on investments ..................................     24,801,476   (17,690,545)    229,177    (222,099)
   Reinvested capital gains ...........................         23,250       653,225          --          --
                                                          ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     16,119,086   (23,244,450)    198,945    (273,603)
                                                          ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      4,658,970    19,213,300      40,142     236,944
   Transfers between funds ............................             --            --      17,827    (113,024)
   Redemptions (note 3) ...............................    (12,908,244)  (12,023,370)    (74,356)    (78,364)
   Annual contract maintenance charges
      (note 2) ........................................        (26,025)      (23,749)       (234)       (219)
   Contingent deferred sales charges
      (note 2) ........................................       (229,304)     (195,642)     (1,780)     (1,173)
   Adjustments to maintain reserves ...................          3,051       (11,322)        (39)        (31)
                                                          ------------   -----------   ---------   ---------
         Net equity transactions ......................     (8,501,552)    6,959,217     (18,440)     44,133
                                                          ------------   -----------   ---------   ---------

Net change in contract owners' equity .................      7,617,534   (16,285,233)    180,505    (229,470)
Contract owners' equity beginning
   of period ..........................................    182,935,330   232,199,228   1,796,233   2,353,906
                                                          ------------   -----------   ---------   ---------
Contract owners' equity end of period .................   $190,552,864   215,913,995   1,976,738   2,124,436
                                                          ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ....................................     22,694,462    24,153,291     250,186     260,646
                                                          ------------   -----------   ---------   ---------
   Units purchased ....................................      1,119,276     1,656,008       9,066       4,986
   Units redeemed .....................................     (2,260,757)   (1,218,515)    (11,759)     (1,540)
                                                          ------------   -----------   ---------   ---------
   Ending units .......................................     21,552,981    24,590,784     247,493     264,092
                                                          ============   ===========   =========   =========

                                                                 ACVPInt              ACVPInt3
                                                          ---------------------   ----------------
                                                             2003        2002      2003      2002
                                                          ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) .......................       4,071       3,002       380      (76)
   Realized gain (loss) on investments ................    (575,786)   (792,126)   (9,109)      (1)
   Change in unrealized gain (loss)
      on investments ..................................     729,413     421,589    27,785     (601)
   Reinvested capital gains ...........................          --          --        --       --
                                                          ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     157,698    (367,535)   19,056     (678)
                                                          ---------   ---------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................          --      87,467    (3,365)  29,882
   Transfers between funds ............................    (168,014)   (465,560)  120,029   56,061
   Redemptions (note 3) ...............................    (235,279)   (207,685)   (8,167)  (2,653)
   Annual contract maintenance charges
      (note 2) ........................................        (668)       (797)      (38)      (4)
   Contingent deferred sales charges
      (note 2) ........................................      (1,540)     (4,706)      (26)     (25)
   Adjustments to maintain reserves ...................         (67)        (35)       (3)      --
                                                          ---------   ---------   -------   ------
         Net equity transactions ......................    (405,568)   (591,316)  108,430   83,261
                                                          ---------   ---------   -------   ------

Net change in contract owners' equity .................    (247,870)   (958,851)  127,486   82,583
Contract owners' equity beginning
   of period ..........................................   4,528,535   7,313,854   187,035       --
                                                          ---------   ---------   -------   ------
Contract owners' equity end of period .................   4,280,665   6,355,003   314,521   82,583
                                                          =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ....................................     688,081     872,497    23,266       --
                                                          ---------   ---------   -------   ------
   Units purchased ....................................           1      10,952    16,343    8,757
   Units redeemed .....................................     (64,007)    (84,301)   (2,069)    (255)
                                                          ---------   ---------   -------   ------
   Ending units .......................................     624,075     799,148    37,540    8,502
                                                          =========   =========   =======   ======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30,2003 and 2002
(UNAUDITED)

                                                             ACVPUltra            ACVPVal               CSLCapV         DrySmCapIxS
                                                          --------------   ---------------------   -----------------   -------------
                                                           2003     2002      2003       2002        2003      2002     2003    2002
                                                          ------   -----   ---------   ---------   -------   -------   ------   ----
Investment activity:
   Net investment income (loss) .......................   $   (8)     (2)     20,640       4,470    (1,101)   (1,502)    (216)   --
   Realized gain (loss) on investments ................       (1)     --       4,945      30,853    (2,958)      148       13    --
   Change in unrealized gain (loss)
      on investments ..................................       57     (99)    356,453    (498,258)   15,871   (21,681)   7,259    --
   Reinvested capital gains ...........................       --      --          --     231,117        --        --       --    --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       48    (101)    382,038    (231,818)   11,812   (23,035)   7,056    --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      646      91     157,401     960,747       (57)       --    2,454    --
   Transfers between funds ............................    5,889   1,076      47,714     388,895    (6,665)    2,963   47,012    --
   Redemptions (note 3) ...............................       --      --    (233,409)   (238,177)   (5,735)       --       14    --
   Annual contract maintenance charges
      (note 2) ........................................       --      --        (767)       (356)       --        --       (6)   --
   Contingent deferred sales charges
      (note 2) ........................................       --      --      (4,916)     (1,941)       --        --       --    --
   Adjustments to maintain reserves ...................        2     (10)         21        (100)        1        (2)      (4)   --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---
         Net equity transactions ......................    6,537   1,157     (33,956)  1,109,068   (12,456)    2,961   49,470    --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---

Net change in contract owners' equity .................    6,585   1,056     348,082     877,250      (644)  (20,074)  56,526    --
Contract owners' equity beginning
   of period ..........................................      605      --   4,324,838   3,952,319   161,986   222,269    3,741    --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---
Contract owners' equity end of period .................   $7,190   1,056   4,672,920   4,829,569   161,342   202,195   60,267    --
                                                          ======   =====   =========   =========   =======   =======   ======   ===

CHANGES IN UNITS:
   Beginning units ....................................       76      --     393,412     309,733    19,997    20,806      492    --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---
   Units purchased ....................................      739     116      24,381      99,947     2,266       295    6,596    --
   Units redeemed .....................................       --      --     (26,601)    (13,037)   (3,833)       --       (1)   --
                                                          ------   -----   ---------   ---------   -------   -------   ------   ---
   Ending units .......................................      815     116     391,192     396,643    18,430    21,101    7,087    --
                                                          ======   =====   =========   =========   =======   =======   ======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                  DrySRGro                DryVIFApp
                                                          -----------------------   ---------------------
                                                             2003         2002        2003        2002
                                                          ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .......................   $  (22,589)     (38,773)    (21,319)    (30,151)
   Realized gain (loss) on investments ................     (445,305)    (276,814)   (127,471)    (48,986)
   Change in unrealized gain (loss)
      on investments ..................................      759,701     (742,248)    389,714    (331,168)
   Reinvested capital gains ...........................           --           --          --          --
                                                          ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      291,807   (1,057,835)    240,924    (410,305)
                                                          ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       36,304       69,021      70,883     225,291
   Transfers between funds ............................     (229,121)    (309,622)      3,745    (153,804)
   Redemptions (note 3) ...............................     (204,982)    (161,129)   (112,730)   (148,335)
   Annual contract maintenance charges
      (note 2) ........................................         (579)        (789)       (428)       (353)
   Contingent deferred sales charges
      (note 2) ........................................       (3,283)      (2,745)     (2,621)     (2,158)
   Adjustments to maintain reserves ...................          (33)         (64)         11         (90)
                                                          ----------   ----------   ---------   ---------
         Net equity transactions ......................     (401,694)    (405,328)    (41,140)    (79,449)
                                                          ----------   ----------   ---------   ---------

Net change in contract owners' equity .................     (109,887)  (1,463,163)    199,784    (489,754)
Contract owners' equity beginning
   of period ..........................................    3,456,674    6,126,444   3,110,617   4,393,471
                                                          ----------   ----------   ---------   ---------
Contract owners' equity end of period .................   $3,346,787    4,663,281   3,310,401   3,903,717
                                                          ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ....................................      614,136      762,556     393,543     456,408
                                                          ----------   ----------   ---------   ---------
   Units purchased ....................................        6,196        9,839      14,483      26,998
   Units redeemed .....................................      (77,325)     (67,106)    (19,301)    (36,207)
                                                          ----------   ----------   ---------   ---------
   Ending units .......................................      543,007      705,289     388,725     447,199
                                                          ==========   ==========   =========   =========

                                                                FedQualBd               FidVIPEIS
                                                          ---------------------   ----------------------
                                                            2003        2002        2003        2002
                                                          ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .......................     136,632     112,050     103,213       95,898
   Realized gain (loss) on investments ................      51,125      13,635    (343,708)       6,346
   Change in unrealized gain (loss)
      on investments ..................................      15,197    (101,528)  1,068,285   (1,215,495)
   Reinvested capital gains ...........................          --      52,306          --      259,173
                                                          ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     202,954      76,463     827,790     (854,078)
                                                          ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     139,971     458,601     154,787    1,104,002
   Transfers between funds ............................     248,737     370,132      16,177      238,632
   Redemptions (note 3) ...............................    (371,296)   (185,230)   (675,798)    (766,652)
   Annual contract maintenance charges
      (note 2) ........................................        (667)       (381)     (1,576)      (1,685)
   Contingent deferred sales charges
      (note 2) ........................................     (13,453)     (1,489)    (13,870)     (13,515)
   Adjustments to maintain reserves ...................          (4)        (83)        (40)        (130)
                                                          ---------   ---------   ---------   ----------
         Net equity transactions ......................       3,288     641,550    (520,320)     560,652
                                                          ---------   ---------   ---------   ----------

Net change in contract owners' equity .................     206,242     718,013     307,470     (293,426)
Contract owners' equity beginning
   of period ..........................................   5,055,726   3,644,583   9,151,283   11,839,582
                                                          ---------   ---------   ---------   ----------
Contract owners' equity end of period .................   5,261,968   4,362,596   9,458,753   11,546,156
                                                          =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................     406,235     315,665   1,081,163    1,144,546
                                                          ---------   ---------   ---------   ----------
   Units purchased ....................................      35,171      65,280      47,679       72,866
   Units redeemed .....................................     (35,216)    (10,083)   (111,806)     (19,424)
                                                          ---------   ---------   ---------   ----------
   Ending units .......................................     406,190     370,862   1,017,036    1,197,988
                                                          =========   =========   =========   ==========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                   FidVIPGrS               FidVIPHIS
                                                          ------------------------   ---------------------
                                                              2003         2002         2003        2002
                                                          -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .......................   $   (84,306)    (155,616)     92,947     148,958
   Realized gain (loss) on investments ................    (1,424,782)  (1,249,106)   (124,701)    (61,027)
   Change in unrealized gain (loss)
      on investments ..................................     3,586,093   (4,402,740)    249,085    (164,185)
   Reinvested capital gains ...........................            --           --          --          --
                                                          -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     2,077,005   (5,807,462)    217,331     (76,254)
                                                          -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       154,395      830,682     134,020     116,257
   Transfers between funds ............................      (125,957)    (817,019)     74,612     (16,953)
   Redemptions (note 3) ...............................      (890,186)  (1,246,001)   (202,747)    (79,662)
   Annual contract maintenance charges
      (note 2) ........................................        (2,835)      (3,437)       (311)       (230)
   Contingent deferred sales charges
      (note 2) ........................................       (13,630)     (23,597)     (2,911)       (637)
   Adjustments to maintain reserves ...................           (95)        (278)         (2)         (5)
                                                          -----------   ----------   ---------   ---------
         Net equity transactions ......................      (878,308)  (1,259,650)      2,661      18,770
                                                          -----------   ----------   ---------   ---------

Net change in contract owners' equity .................     1,198,697   (7,067,112)    219,992     (57,484)
Contract owners' equity beginning
   of period ..........................................    17,266,579   29,818,892   1,377,853   1,513,477
                                                          -----------   ----------   ---------   ---------
Contract owners' equity end of period .................   $18,465,276   22,751,780   1,597,845   1,455,993
                                                          ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ....................................     2,877,438    3,419,931     196,211     220,196
                                                          -----------   ----------   ---------   ---------
   Units purchased ....................................        67,583      111,006      31,319       3,816
   Units redeemed .....................................      (212,716)    (275,686)    (31,901)     (1,191)
                                                          -----------   ----------   ---------   ---------
   Ending units .......................................     2,732,305    3,255,251     195,629     222,821
                                                          ===========   ==========   =========   =========

                                                               FidVIPOvS              FidVIPOvSR
                                                          ---------------------   ----------------
                                                             2003        2002       2003     2002
                                                          ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) .......................       2,972        (819)      218     (123)
   Realized gain (loss) on investments ................    (219,760)   (282,905)   (8,073)     (11)
   Change in unrealized gain (loss)
      on investments ..................................     389,187     182,611    19,964   (2,672)
   Reinvested capital gains ...........................          --          --        --       --
                                                          ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     172,399    (101,113)   12,109   (2,806)
                                                          ---------   ---------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................          --      29,411     8,530    3,246
   Transfers between funds ............................     (78,988)   (222,354)   28,632   73,930
   Redemptions (note 3) ...............................     (82,367)   (109,934)   (7,814)    (111)
   Annual contract maintenance charges
      (note 2) ........................................        (224)       (263)       (6)      --
   Contingent deferred sales charges
      (note 2) ........................................      (1,286)     (2,352)      (68)      --
   Adjustments to maintain reserves ...................     (23,346)         (8)   23,320       (1)
                                                          ---------   ---------   -------   ------
         Net equity transactions ......................    (186,211)   (305,500)   52,594   77,064
                                                          ---------   ---------   -------   ------

Net change in contract owners' equity .................     (13,812)   (406,613)   64,703   74,258
Contract owners' equity beginning
   of period ..........................................   2,023,692   3,269,788    75,234       --
                                                          ---------   ---------   -------   ------
Contract owners' equity end of period .................   2,009,880   2,863,175   139,937   74,258
                                                          =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ....................................     336,058     426,463     9,740       --
                                                          ---------   ---------   -------   ------
   Units purchased ....................................          --       3,960    10,804    7,815
   Units redeemed .....................................     (31,296)    (44,745)   (4,004)     (11)
                                                          ---------   ---------   -------   ------
   Ending units .......................................     304,762     385,678    16,540    7,804
                                                          =========   =========   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                  FidVIPConS               FidVIPGrOpS
                                                          ------------------------   ---------------------
                                                              2003         2002         2003        2002
                                                          -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .......................   $   (39,402)       1,056         363       4,203
   Realized gain (loss) on investments ................      (516,559)    (460,362)   (232,503)   (126,831)
   Change in unrealized gain (loss)
      on investments ..................................     1,635,417      220,135     430,296    (269,703)
   Reinvested capital gains ...........................            --           --          --          --
                                                          -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     1,079,456     (239,171)    198,156    (392,331)
                                                          -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       102,691      394,072       5,159     113,017
   Transfers between funds ............................        59,305     (588,163)   (179,193)   (205,128)
   Redemptions (note 3) ...............................      (584,084)    (789,012)   (100,851)    (83,021)
   Annual contract maintenance charges
      (note 2) ........................................        (1,899)      (1,908)       (266)       (318)
   Contingent deferred sales charges
      (note 2) ........................................       (11,218)     (18,435)     (2,048)     (1,580)
   Adjustments to maintain reserves ...................           (37)        (105)        (17)        (30)
                                                          -----------   ----------   ---------   ---------
         Net equity transactions ......................      (435,242)  (1,003,551)   (277,216)   (177,060)
                                                          -----------   ----------   ---------   ---------

Net change in contract owners' equity .................       644,214   (1,242,722)    (79,060)   (569,391)
Contract owners' equity beginning
   of period ..........................................    12,706,437   16,948,037   1,952,229   2,925,447
                                                          -----------   ----------   ---------   ---------
Contract owners' equity end of period .................   $13,350,651   15,705,315   1,873,169   2,356,056
                                                          ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ....................................     1,521,102    1,811,908     346,681     399,964
                                                          -----------   ----------   ---------   ---------
   Units purchased ....................................        68,922       42,852       2,879      16,664
   Units redeemed .....................................      (120,751)    (149,756)    (52,787)    (42,487)
                                                          -----------   ----------   ---------   ---------
   Ending units .......................................     1,469,273    1,705,004     296,773     374,141
                                                          ===========   ==========   =========   =========

                                                            FidVIPValS         GVITCVal
                                                          -------------   ------------------
                                                           2003    2002     2003      2002
                                                          ------   ----   -------   --------
Investment activity:
   Net investment income (loss) .......................     (496)   --       (380)      (430)
   Realized gain (loss) on investments ................      (22)   --    (51,970)   (13,563)
   Change in unrealized gain (loss)
      on investments ..................................   11,604    --    126,873   (127,775)
   Reinvested capital gains ...........................       --    --         --         --
                                                          ------   ---    -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................   11,086    --     74,523   (141,768)
                                                          ------   ---    -------   --------

Equity transactions:
   Purchase payments received from
   contract owners (note 3) ...........................       --    --     29,443     21,505
   Transfers between funds ............................   70,544    --    (14,500)    (5,652)
   Redemptions (note 3) ...............................       --    --    (50,429)   (26,468)
   Annual contract maintenance charges
      (note 2) ........................................       (8)   --        (32)       (31)
   Contingent deferred sales charges
      (note 2) ........................................       --    --       (511)      (970)
   Adjustments to maintain reserves ...................       (2)   --        (11)       (13)
                                                          ------   ---    -------   --------
         Net equity transactions ......................   70,534    --    (36,040)   (11,629)
                                                          ------   ---    -------   --------

Net change in contract owners' equity .................   81,620    --     38,483   (153,397)
Contract owners' equity beginning
   of period ..........................................   10,526    --    642,059    965,470
                                                          ------   ---    -------   --------
Contract owners' equity end of period .................   92,146    --    680,542    812,073
                                                          ======   ===    =======   ========

CHANGES IN UNITS:
   Beginning units ....................................    1,415    --    100,006    110,991
                                                          ------   ---    -------   --------
   Units purchased ....................................    8,851    --      4,900      2,988
   Units redeemed .....................................       (1)   --    (10,647)    (4,463)
                                                          ------   ---    -------   --------
   Ending units .......................................   10,265    --     94,259    109,516
                                                          ======   ===    =======   ========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      GVITDMidCapl         GVITEmMrkts       GVITEmMrkts3        GVITFHilnc
                                                ----------------------   ---------------   ----------------   -----------------
                                                   2003         2002      2003     2002     2003     2002       2003      2002
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $  (28,671)    (45,289)     (32)     (71)     (12)      (46)   21,940    21,416
   Realized gain (loss) on investments ......      (89,574)     17,933   (1,127)      (4)    (170)       (7)   (9,262)   (6,926)
   Change in unrealized gain (loss)
      on investments ........................      766,010    (373,431)   2,245     (817)     380   (12,975)   72,518   (22,662)
   Reinvested capital gains .................           --      27,230       --       --       --        --        --        --
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      647,765    (373,557)   1,086     (892)     198   (13,028)   85,196    (8,172)
                                                ----------   ---------   ------   ------   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       60,256     413,327       --       --      301       180    29,653    88,203
   Transfers between funds ..................      (41,712)    131,315       --    4,782   (1,933)  106,304    82,467    16,058
   Redemptions (note 3) .....................     (319,160)   (306,667)  (3,599)      --       --        --   (50,492)  (23,240)
   Annual contract maintenance charges
      (note 2) ..............................         (536)       (456)      (5)      (5)      --        --       (62)      (13)
   Contingent deferred sales charges
      (note 2) ..............................       (1,376)     (3,532)      --       --       --        --      (609)     (731)
   Adjustments to maintain reserves .........          (38)        (69)      --       (7)       1        (5)       --        (7)
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
         Net equity transactions ............     (302,566)    233,918   (3,604)   4,770   (1,631)  106,479    60,957    80,270
                                                ----------   ---------   ------   ------   ------   -------   -------   -------

Net change in contract owners' equity .......      345,199    (139,639)  (2,518)   3,878   (1,433)   93,451   146,153    72,098
Contract owners' equity beginning
   of period ................................    6,240,538   7,916,538   10,549    8,336    3,758        --   682,457   563,096
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
Contract owners' equity end of period .......   $6,585,737   7,776,899    8,031   12,214    2,325    93,451   828,610   635,194
                                                ==========   =========   ======   ======   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................      578,271     612,540    1,555    1,027      501        --    70,370    59,096
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
   Units purchased ..........................       10,702      22,773       --      527       40    10,754    11,178     9,728
   Units redeemed ...........................      (40,070)     (6,031)    (529)      --     (272)       --    (5,649)   (1,500)
                                                ----------   ---------   ------   ------   ------   -------   -------   -------
   Ending units .............................      548,903     629,282    1,026    1,554      269    10,754    75,899    67,324
                                                ==========   =========   ======   ======   ======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITGlTech     GVITGlTech3          GVITGvtBd               GVITGrowth
                                                ---------------   -----------   -----------------------   -------------------
                                                 2003     2002    2003   2002      2003         2002        2003      2002
                                                ------   ------   ----   ----   ----------   ----------   -------   ---------
Investment activity:
   Net investment income (loss) .............   $  (29)     (34)   (2)    --       228,429      235,773    (6,211)    (10,187)
   Realized gain (loss) on investments ......      (30)  (4,775)   (1)    --       160,020       45,272   197,630)   (143,269)
   Change in unrealized gain (loss)
      on investments ........................    1,050    1,275    93     (3)       15,502      203,333   320,949    (121,580)
   Reinvested capital gains .................       --       --    --     --        23,250       14,987        --          --
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      991   (3,534)   90     (3)      427,201      499,365   117,108    (275,036)
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       --    1,407   817     27       812,334    2,458,424     8,510      26,116
   Transfers between funds ..................       --   (5,777)   --     --        71,062      659,707   (35,687)    (46,498)
   Redemptions (note 3) .....................       --       --    --     --    (1,265,337)  (1,179,108)  (44,018)    (41,223)
   Annual contract maintenance charges
      (note 2) ..............................       --       --    --     --        (1,884)      (1,178)     (135)       (144)
   Contingent deferred sales charges
      (note 2) ..............................       --       --    --     --       (26,925)     (12,720)     (222)       (500)
   Adjustments to maintain reserves .........       (2)       2     4      1            24          (42)      (15)        (17)
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------
         Net equity transactions ............       (2)  (4,368)  821     28      (410,726)   1,925,083   (71,567)    (62,266)
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------

Net change in contract owners' equity .......      989   (7,902)  911     25        16,475    2,424,448    45,541    (337,302)
Contract owners' equity beginning
   of period ................................    3,943   12,628    85     --    18,011,113   13,108,751   904,218   1,584,488
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------
Contract owners' equity end of period .......   $4,932    4,726   996     25    18,027,588   15,533,199   949,759   1,247,186
                                                ======   ======   ===    ===    ==========   ==========   =======   =========

CHANGES IN UNITS:
   Beginning units ..........................    2,064    3,729    12     --     1,413,032    1,125,512   239,854     295,386
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------
   Units purchased ..........................       --      535   100      3       120,739      208,255     3,115       5,417
   Units redeemed ...........................       --   (2,197)   --     --      (152,704)     (44,839)  (22,419)    (18,196)
                                                ------   ------   ---    ---    ----------   ----------   -------   ---------
   Ending units .............................    2,064    2,067   112      3     1,381,067    1,288,928   220,550     282,607
                                                ======   ======   ===    ===    ==========   ==========   =======   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITIDAgg         GVITIDCon          GVITIDMod         GVITIDModAgg
                                                --------------   ----------------   -----------------   -----------------
                                                  2003    2002     2003     2002      2003      2002      2003      2002
                                                -------   ----   -------   ------   -------   -------   -------   -------
Investment activity:
   Net investment income (loss) .............   $    13    --      2,630      222     2,020     1,468       288       512
   Realized gain (loss) on investments ......        (3)   --        340       (1)   (4,013)     (131)   (2,452)   (4,882)
   Change in unrealized gain (loss)
      on investments ........................     5,306    --     12,733     (243)   57,952    (9,390)   50,388    (3,439)
   Reinvested capital gains .................        --    --         --       --        --         1        --         8
                                                -------   ---    -------   ------   -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     5,316    --     15,703      (22)   55,959    (8,052)   48,224    (7,801)
                                                -------   ---    -------   ------   -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    47,703    --    206,086      211   205,023   315,285    56,738   172,864
   Transfers between funds ..................     6,535    --     35,139   79,062   165,678    78,784        --        --
   Redemptions (note 3) .....................        --    --    (32,837)      --      (633)   (1,800)  (10,966)       --
   Annual contract maintenance charges
      (note 2) ..............................        --    --        (40)      --       (90)       --       (32)       --
   Contingent deferred sales charges
      (note 2) ..............................        --    --     (1,216)      --        --        --        --        --
   Adjustments to maintain reserves .........         5    --          1        3         2        (4)       --         5
                                                -------   ---    -------   ------   -------   -------   -------   -------
         Net equity transactions ............    54,243    --    207,133   79,276   369,980   392,265    45,740   172,869
                                                -------   ---    -------   ------   -------   -------   -------   -------

Net change in contract owners' equity .......    59,559    --    222,836   79,254   425,939   384,213    93,964   165,068
Contract owners' equity beginning
   of period ................................    35,597    --    315,681       --   543,780        --   505,432        --
                                                -------   ---    -------   ------   -------   -------   -------   -------
Contract owners' equity end of period .......   $95,156    --    538,517   79,254   969,719   384,213   599,396   165,068
                                                =======   ===    =======   ======   =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................     4,329    --     31,825       --    60,280        --    58,948        --
                                                -------   ---    -------   ------   -------   -------   -------   -------
   Units purchased ..........................     6,181    --     24,182    7,966    43,772    40,050     6,587    17,304
   Units redeemed ...........................        --    --     (3,419)      --    (3,710)     (181)   (1,258)       --
                                                -------   ---    -------   ------   -------   -------   -------   -------
   Ending units .............................    10,510    --     52,588    7,966   100,342    39,869    64,277    17,304
                                                =======   ===    =======   ======   =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITIDModCon         GVITIntGro      GVITIntGro3         GVITSMdCpGr
                                                --------------------   --------------   -------------   ---------------------
                                                   2003        2002     2003    2002     2003    2002      2003       2002
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $    4,752     1,059     (42)     (55)    (53)     (1)     (9,444)    (14,252)
   Realized gain (loss) on investments ......         (904)       (2)    (20)    (458)    (14)     --     111,518    (244,696)
   Change in unrealized gain (loss)
      on investments ........................       56,585    (7,586)    331     (209)    397     (35)    169,927    (285,971)
   Reinvested capital gains .................           --         2      --       --      --      --          --          --
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       60,433    (6,527)    269     (722)    330     (36)    272,001    (544,919)
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      181,571   210,388      --    1,250      --   1,679      12,663      66,849
   Transfers between funds ..................      190,131   240,307      --       --      --      --     (54,128)   (126,282)
   Redemptions (note 3) .....................      (11,312)       --      --   (2,078)     --      --     (38,474)    (48,905)
   Annual contract maintenance charges
      (note 2) ..............................         (144)       --      (3)      (3)     --      --        (239)       (244)
   Contingent deferred sales charges
      (note 2) ..............................           --        --      --       --      --      --        (485)       (880)
   Adjustments to maintain reserves .........            8        (6)      1       (1)     (1)      2        (156)        (22)
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
         Net equity transactions ............      360,254   450,689      (2)    (832)     (1)  1,681     (80,819)   (109,484)
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------

Net change in contract owners' equity .......      420,687   444,162     267   (1,554)    329   1,645     191,182    (654,403)
Contract owners' equity beginning
   of period ................................      744,034        --   6,362    9,364   7,847      --   1,250,067   2,336,883
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
Contract owners' equity end of period .......   $1,164,721   444,162   6,629    7,810   8,176   1,645   1,441,249   1,682,480
                                                ==========   =======   =====   ======   =====   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................       78,183        --   1,311    1,444   1,011      --     246,785     286,498
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
   Units purchased ..........................       39,424    45,305       1      201      --     173       9,750       8,750
   Units redeemed ...........................       (1,208)       --      (1)    (334)     --      --     (22,506)    (22,930)
                                                ----------   -------   -----   ------   -----   -----   ---------   ---------
   Ending units .............................      116,399    45,305   1,311    1,311   1,011     173     234,029     272,318
                                                ==========   =======   =====   ======   =====   =====   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITMyMkt               GVITNWFund         GVITNStrVal         GVITSmCapGr
                                             -----------------------  ---------------------  ---------------  --------------------
                                                2003          2002      2003        2002      2003     2002     2003       2002
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
Investment activity:
   Net investment income (loss) ...........  $   (44,035)    (11,298)   (25,738)    (42,570)   (134)  (1,256)    (9,027)   (12,890)
   Realized gain (loss) on investments ....           --          --   (931,170)   (179,379)    (59)  (4,337)   (50,440)  (174,076)
   Change in unrealized gain (loss)
      on investments ......................           --          --  1,830,824    (533,439)  3,053  (20,502)   246,759   (217,826)
   Reinvested capital gains ...............           --          --         --          --      --       --         --         --
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      (44,035)    (11,298)   873,916    (755,388)  2,860  (26,095)   187,292   (404,792)
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      638,661   3,170,899    112,171     772,778      --       --     28,124    181,961
   Transfers between funds ................      335,744     726,704    (83,765)     19,717     428  (42,995)    (8,555)   (89,250)
   Redemptions (note 3) ...................   (3,358,421) (2,740,496)  (588,623)   (415,829)     --  (10,792)   (31,482)   (54,152)
   Annual contract maintenance charges
      (note 2) ............................       (1,458)       (964)    (1,340)     (1,445)    (11)      (8)      (107)      (106)
   Contingent deferred sales charges
      (note 2) ............................      (47,821)    (24,158)   (14,549)     (8,712)     --       --       (431)    (1,094)
   Adjustments to maintain reserves .......           (8)        (10)       (27)        (68)     (7)     (10)       (25)       (86)
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
         Net equity transactions ..........   (2,433,303)  1,131,975   (576,133)    366,441     410  (53,805)   (12,476)    37,273
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------

Net change in contract owners' equity .....   (2,477,338)  1,120,677    297,783    (388,947)  3,270  (79,900)   174,816   (367,519)
Contract owners' equity beginning
   of period ..............................   15,200,867  14,563,734  8,104,140  10,986,582  19,931  207,144  1,258,290  1,969,107
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
Contract owners' equity end of period .....  $12,723,529  15,684,411  8,401,923  10,597,635  23,201  127,244  1,433,106  1,601,588
                                             ===========  ==========  =========  ==========  ======  =======  =========  =========

CHANGES IN UNITS:
   Beginning units ........................    1,413,484   1,351,456  1,096,544   1,211,392   2,477   18,946    159,664    164,348
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
   Units purchased ........................      191,657     148,498     17,337      53,666      55       --      5,832      4,048
   Units redeemed .........................     (418,120)    (43,392)   (94,251)    (13,740)     (2)  (5,205)    (7,413)    (1,238)
                                             -----------  ----------  ---------  ----------  ------  -------  ---------  ---------
   Ending units ...........................    1,187,021   1,456,562  1,019,630   1,251,318   2,530   13,741    158,083    167,158
                                             ===========  ==========  =========  ==========  ======  =======  =========  =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITSmCapVal              GVITSmComp         GVITTGroFoc    GVITTGroFoc3
                                              ----------------------   ---------------------   -------------   ------------
                                                 2003         2002        2003        2002     2003     2002    2003   2002
                                              ----------   ---------   ---------   ---------   ----   ------   -----   ----
Investment activity:
   Net investment income (loss) ...........   $  (15,269)    (21,651)    (22,315)    (29,219)   --       (14)    (55)   --
   Realized gain (loss) on investments ....      (93,278)    (10,922)    (60,562)    (71,071)   --      (357)     (1)   --
   Change in unrealized gain (loss)
      on investments ......................      489,698    (462,773)    530,382    (110,103)   --      (403)  1,169    --
   Reinvested capital gains ...............           --      68,401          --          --    --        --      --    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      381,151    (426,945)    447,505    (210,393)   --      (774)  1,113    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............       37,082     302,882      15,191     165,788    --        --      --    --
   Transfers between funds ................      (39,278)    141,733     (26,988)   (117,027)   --    (2,094)  5,057    --
   Redemptions (note 3) ...................      (54,808)   (179,692)    (71,342)    (68,095)   --        --      --    --
   Annual contract maintenance charges
      (note 2) ............................         (415)       (349)       (432)       (429)   --        --      --    --
   Contingent deferred sales charges
      (note 2) ............................         (147)     (1,242)     (1,035)     (1,221)   --        --      --    --
   Adjustments to maintain reserves .......          (27)        (44)       (151)          9    --        (1)     (4)   --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---
         Net equity transactions ..........      (57,593)    263,288     (84,757)    (20,975)   --    (2,095)  5,053    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---

Net change in contract owners' equity .....      323,558    (163,657)    362,748    (231,368)   --    (2,869)  6,166    --
Contract owners' equity beginning
   of period ..............................    2,190,047   3,000,453   3,156,684   4,240,229    --     2,869   3,128    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---
Contract owners' equity end of period .....   $2,513,605   2,836,796   3,519,432   4,008,861    --        --   9,294    --
                                              ==========   =========   =========   =========   ===    ======   =====   ===

CHANGES IN UNITS:
   Beginning units ........................      198,522     194,983     297,261     325,477    --       755     418    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---
   Units purchased ........................       12,045      21,941       5,030      13,257    --        --     608    --
   Units redeemed .........................      (18,805)     (4,904)    (12,545)    (14,803)   --      (755)     --    --
                                              ----------   ---------   ---------   ---------   ---    ------   -----   ---
   Ending units ...........................      191,762     212,020     289,746     323,931    --        --   1,026    --
                                              ==========   =========   =========   =========   ===    ======   =====   ===

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITWLead         GVITWLead3           JanCapAp           JanGlTechS2
                                              ------------------   -------------   ---------------------   ----------------
                                                2003       2002     2003    2002      2003        2002       2003     2002
                                              --------   -------   ------   ----   ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ...........   $ (4,049)    3,222      (68)   --      (12,509)    (14,731)     (151)     (49)
   Realized gain (loss) on investments ....    (62,299)  (27,458)       2    --     (260,752)    (85,588)   (7,858)      (1)
   Change in unrealized gain (loss)
      on investments ......................    115,626   (28,893)   2,139    --      452,002    (140,104)   10,015   (3,047)
   Reinvested capital gains ...............         --        --       --    --           --          --        --       --
                                              --------   -------   ------   ---    ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     49,278   (53,129)   2,073    --      178,741    (240,423)    2,006   (3,097)
                                              --------   -------   ------   ---    ---------   ---------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      1,832    21,637       70    --       43,939     137,696     2,285   26,004
   Transfers between funds ................    (44,794)  (26,449)  36,976    --       (2,954)    (52,278)  (20,444)   4,517
   Redemptions (note 3) ...................    (14,588)  (21,806)      --    --      (78,589)    (88,940)     (661)      (4)
   Annual contract maintenance charges
      (note 2) ............................        (36)      (23)      --    --         (281)       (239)       (6)      --
   Contingent deferred sales charges
      (note 2) ............................       (150)     (721)      --    --       (1,912)     (1,580)      (32)      --
   Adjustments to maintain reserves .......        (13)      (47)      --    --           56         (71)        2       (3)
                                              --------   -------   ------   ---    ---------   ---------   -------   ------
         Net equity transactions ..........    (57,749)  (27,409)  37,046    --      (39,741)     (5,412)  (18,856)  30,514
                                              --------   -------   ------   ---    ---------   ---------   -------   ------

Net change in contract owners' equity .....     (8,471)  (80,538)  39,119    --      139,000    (245,835)  (16,850)  27,417
Contract owners' equity beginning
   of period ..............................    598,914   863,216       --    --    2,235,334   3,125,669    36,000       --
                                              --------   -------   ------   ---    ---------   ---------   -------   ------
Contract owners' equity end of period .....   $590,443   782,678   39,119    --    2,374,334   2,879,834    19,150   27,417
                                              ========   =======   ======   ===    =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ........................    103,271   109,497       --    --      420,848     487,923     5,079       --
                                              --------   -------   ------   ---    ---------   ---------   -------   ------
   Units purchased ........................        610     2,856    3,565    --       14,488      40,034       346    3,220
   Units redeemed .........................    (10,242)   (6,369)      --    --      (20,989)    (41,058)   (3,136)     --
                                              --------   -------   ------   ---    ---------   ---------   -------   ------
   Ending units ...........................     93,639   105,984    3,565    --      414,347     486,899     2,289    3,220
                                              ========   =======   ======   ===    =========   =========   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    JanGlTech            JanIntGroS2           JanIntGro             NBAMTGuard
                                              ---------------------   ----------------   ---------------------   -----------------
                                                2003         2002       2003     2002       2003        2002       2003      2002
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...........   $  (5,556)     (9,993)      247      (27)      2,054      (9,695)   (3,718)     (404)
   Realized gain (loss) on investments ....    (329,134)   (195,514)   (6,388)      (5)   (216,363)   (174,353)  (11,546)   (2,169)
   Change in unrealized gain (loss)
      on investments ......................     459,840    (293,209)   14,593   (2,049)    285,709    (170,271)   85,894   (72,962)
   Reinvested capital gains ...............          --          --        --       --          --          --        --        --
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     125,150    (498,716)    8,452   (2,081)     71,400    (354,319)   70,630   (75,535)
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............          --      81,886    11,208   28,329          --      81,555     9,697    30,908
   Transfers between funds ................     (64,634)    (54,822)    2,523    9,502    (107,614)    (89,405)   45,038     3,944
   Redemptions (note 3) ...................     (37,614)    (52,015)   (5,735)     (64)    (69,836)   (137,060)  (10,713)  (30,952)
   Annual contract maintenance charges
      (note 2) ............................         (93)       (123)      (21)      --        (180)       (211)      (67)      (61)
   Contingent deferred sales charges
      (note 2) ............................      (1,344)       (864)     (173)      (4)     (2,086)     (4,282)       --      (640)
   Adjustments to maintain reserves .......         (17)        (38)   15,782        8     (15,082)     (4,040)       (3)      (27)
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
         Net equity transactions ..........    (103,702)    (25,976)   23,584   37,771    (194,798)   (153,443)   43,952     3,172
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------

Net change in contract owners' equity .....      21,448    (524,692)   32,036   35,690    (123,398)   (507,762)  114,582   (72,363)
Contract owners' equity beginning
   of period ..............................     828,444   1,653,621    92,410       --   1,626,294   2,843,102   483,570   625,003
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
Contract owners' equity end of period .....   $ 849,892   1,128,929   124,446   35,690   1,502,896   2,335,340   598,152   552,640
                                              =========   =========   =======   ======   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ........................     345,768     401,951    11,947       --     367,575     470,389    59,292    55,575
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
   Units purchased ........................          --      29,967     6,690    3,882          --      15,453     8,080       206
   Units redeemed .........................     (43,710)    (39,098)   (3,401)      (7)    (45,887)    (42,910)   (2,597)      (66)
                                              ---------   ---------   -------   ------   ---------   ---------   -------   -------
   Ending units ...........................     302,058     392,820    15,236    3,875     321,688     442,932    64,775    55,715
                                              =========   =========   =======   ======   =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   NBAMTMCGr            NBAMTPart           OppAggGro              OppCapAp
                                             ---------------------  ----------------  ---------------------  ---------------------
                                                2003        2002      2003     2002      2003       2002        2003       2002
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
Investment activity:
   Net investment income (loss) ...........  $  (16,790)   (24,842)  (3,374)  (1,578)   (33,865)     (5,539)   (24,689)    (19,843)
   Realized gain (loss) on investments ....    (170,787)  (206,567)  (1,743)  (1,327)  (861,875)   (967,309)  (724,140)   (217,408)
   Change in unrealized gain (loss)
      on investments ......................     456,897   (450,361)  82,890  (72,708) 1,496,949    (439,333) 1,712,150  (2,476,301)
   Reinvested capital gains ...............          --         --       --       --         --          --         --          --
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     269,320   (681,770)  77,773  (75,613)   601,209  (1,412,181)   963,321  (2,713,552)
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      19,294    204,853    2,997  148,173     77,794     322,803    104,790     779,136
   Transfers between funds ................     (52,510)  (100,193)     211   47,970   (154,169)   (219,118)  (254,916)     14,344
   Redemptions (note 3) ...................     (67,028)   (61,126)  (1,794) (19,624)  (267,764)   (233,118)  (401,437)   (413,680)
   Annual contract maintenance charges
      (note 2) ............................        (349)      (410)     (19)     (14)      (857)     (1,010)    (1,499)     (1,355)
   Contingent deferred sales charges
      (note 2) ............................      (1,469)    (1,329)      --     (693)    (8,431)     (3,950)    (6,132)     (7,326)
   Adjustments to maintain reserves .......          46       (146)      (5)      (2)        49         (96)     1,168      (3,460)
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
         Net equity transactions ..........    (102,016)    41,649    1,390  175,810   (353,378)   (134,489)  (558,026)    367,659
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------

Net change in contract owners' equity .....     167,304   (640,121)  79,163  100,197    247,831  (1,546,670)   405,295  (2,345,893)
Contract owners' equity beginning
   of period ..............................   2,428,798  3,789,556  459,943  598,209  4,918,443   7,893,280  8,785,778  13,348,283
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
Contract owners' equity end of period .....  $2,596,102  3,149,435  539,106  698,406  5,166,274   6,346,610  9,191,073  11,002,390
                                             ==========  =========  =======  =======  =========  ==========  =========  ==========

CHANGES IN UNITS:
   Beginning units ........................     346,585    376,746   59,287   57,673    802,210     916,594  1,118,284   1,225,154
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
   Units purchased ........................      10,204      5,666      384   19,118     14,176      49,548     24,936      44,603
   Units redeemed .........................     (24,288)    (1,733)    (226)  (1,594)   (70,225)    (69,415)   (94,792)    (11,384)
                                             ----------  ---------  -------  -------  ---------  ----------  ---------  ----------
   Ending units ...........................     332,501    380,679   59,445   75,197    746,161     896,727  1,048,428   1,258,373
                                             ==========  =========  =======  =======  =========  ==========  =========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                     OppMSFund                SalBrCap
                                              -----------------------   -----------------------
                                                 2003         2002         2003         2002
                                              ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...........   $   29,649       (1,922)     (79,719)    (107,163)
   Realized gain (loss) on investments ....     (302,043)    (101,370)    (270,429)       8,478
   Change in unrealized gain (loss)
      on investments ......................    1,131,518     (886,247)   2,009,263   (2,551,076)
   Reinvested capital gains ...............           --           --           --           --
                                              ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      859,124     (989,539)   1,659,115   (2,649,761)
                                              ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      207,423      921,840      203,987    1,458,230
   Transfers between funds ................      (82,019)     (89,166)     (42,668)     229,521
   Redemptions (note 3) ...................     (436,524)    (444,238)    (751,532)    (633,236)
   Annual contract maintenance charges
      (note 2) ............................       (1,401)      (1,415)      (1,455)      (1,192)
   Contingent deferred sales charges
      (note 2) ............................       (9,212)      (9,953)     (16,655)     (15,823)
   Adjustments to maintain reserves .......          (27)        (146)       1,862       (1,751)
                                              ----------   ----------   ----------   ----------
         Net equity transactions ..........     (321,760)     376,922     (606,461)   1,035,749
                                              ----------   ----------   ----------   ----------

Net change in contract owners' equity .....      537,364     (612,617)   1,052,654   (1,614,012)
Contract owners' equity beginning
   of period ..............................    9,389,961   12,425,085   11,266,478   15,488,381
                                              ----------   ----------   ----------   ----------
Contract owners' equity end of period .....   $9,927,325   11,812,468   12,319,132   13,874,369
                                              ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................    1,322,245    1,400,831    1,173,568    1,191,775
                                              ----------   ----------   ----------   ----------
   Units purchased ........................       38,602       56,832       34,492      103,810
   Units redeemed .........................      (85,171)     (15,244)     (97,317)     (22,252)
                                              ----------   ----------   ----------   ----------
   Ending units ...........................    1,275,676    1,442,419    1,110,743    1,273,333
                                              ==========   ==========   ==========   ==========

                                                    SalBrHYBd             SalBrInv
                                              --------------------  --------------------
                                                2003       2002       2003       2002
                                              ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) ...........     (16,143)   (13,297)   (35,286)   (46,797)
   Realized gain (loss) on investments ....      (8,289)    (6,184)  (231,613)       445
   Change in unrealized gain (loss)
      on investments ......................     328,292    (19,993)   902,714   (910,631)
   Reinvested capital gains ...............          --         --         --         --
                                              ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     303,860    (39,474)   635,815   (956,983)
                                              ---------  ---------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      15,737    249,814    140,868    828,644
   Transfers between funds ................     175,407     59,044    (48,810)    42,158
   Redemptions (note 3) ...................    (103,629)   (55,182)  (424,722)  (312,912)
   Annual contract maintenance charges
      (note 2) ............................        (359)      (196)      (728)      (537)
   Contingent deferred sales charges
      (note 2) ............................      (3,620)      (135)    (5,054)    (8,153)
   Adjustments to maintain reserves .......           8        (11)       (17)      (122)
                                              ---------  ---------  ---------  ---------
         Net equity transactions ..........      83,544    253,334   (338,463)   549,078
                                              ---------  ---------  ---------  ---------

Net change in contract owners' equity .....     387,404    213,860    297,352   (407,905)
Contract owners' equity beginning
   of period ..............................   2,134,247  1,757,969  5,134,996  6,632,102
                                              ---------  ---------  ---------  ---------
Contract owners' equity end of period .....   2,521,651  1,971,829  5,432,348  6,224,197
                                              =========  =========  =========  =========

CHANGES IN UNITS:
   Beginning units ........................     191,007    166,474    598,838    586,817
                                              ---------  ---------  ---------  ---------
   Units purchased ........................      17,849     26,965     31,290     61,566
   Units redeemed .........................     (11,101)    (3,549)   (73,511)   (12,872)
                                              ---------  ---------  ---------  ---------
   Ending units ...........................     197,755    189,890    556,617    635,511
                                              =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  SalBrTotRet           VEWrldEMkt          VEWrldHAs           VKEmMkt
                                             ---------------------  ------------------  ----------------  -----------------
                                                2003        2002     2003       2002     2003     2002      2003     2002
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
Investment activity:
   Net investment income (loss) ...........  $  (23,305)   (22,580)  (4,931)    (6,931)    (261)      67    (1,373)  (2,624)
   Realized gain (loss) on investments ....     (28,504)     3,299  (28,624)   (65,195)    (145)     (81)   (6,507)    (117)
   Change in unrealized gain (loss)
      on investments ......................     283,950   (149,106) 114,419    149,818    6,899   10,371    35,081      443
   Reinvested capital gains ...............          --         --       --         --       --       --        --       --
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     232,141   (168,387)  80,864     77,692    6,493   10,357    27,201   (2,298)
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     259,434    710,623       39      5,201       --    8,956     1,121    2,764
   Transfers between funds ................      30,042     68,152  (10,591)   (33,807)  16,629     (334)     (251)  19,700
   Redemptions (note 3) ...................    (230,349)  (256,655) (22,063)   (36,824)      --      (22) (232,957) (21,244)
   Annual contract maintenance charges
      (note 2) ............................        (827)      (548)    (122)      (140)      (5)      --       (44)     (31)
   Contingent deferred sales charges
      (note 2) ............................      (3,033)    (9,420)    (501)      (259)      --       --        --       --
   Adjustments to maintain reserves .......         (11)       (14)      (7)         7        2       21        10       (8)
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
         Net equity transactions ..........      55,256    512,138  (33,245)   (65,822)  16,626    8,621  (232,121)   1,181
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------

Net change in contract owners' equity .....     287,397    343,751   47,619     11,870   23,119   18,978  (204,920)  (1,117)
Contract owners' equity beginning
   of period ..............................   3,282,675  3,087,144  880,815  1,229,368   87,485  116,092   343,227  364,470
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
Contract owners' equity end of period .....  $3,570,072  3,430,895  928,434  1,241,238  110,604  135,070   138,307  363,353
                                             ==========  =========  =======  =========  =======  =======  ========  =======

CHANGES IN UNITS:
   Beginning units ........................     345,934    298,720  106,173    141,871    9,129   11,606    23,610   27,000
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
   Units purchased ........................      33,519     61,933      600        544    1,771      862       980       97
   Units redeemed .........................     (27,885)   (12,302)  (4,697)    (7,391)      (1)     (32)  (16,439)     (32)
                                             ----------  ---------  -------  ---------  -------  -------  --------  -------
   Ending units ...........................     351,568    348,351  102,076    135,024   10,899   12,436     8,151   27,065
                                             ==========  =========  =======  =========  =======  =======  ========  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 VKUSRealEst
                                             -------------------
                                                2003      2002
                                             ----------  -------
Investment activity:
   Net investment income (loss) ...........  $   (6,735)  (4,984)
   Realized gain (loss) on investments ....        (964)   1,584
   Change in unrealized gain (loss)
      on investments ......................     132,954   69,810
   Reinvested capital gains ...............          --       --
                                             ----------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     125,255   66,410
                                             ----------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      70,167  133,489
   Transfers between funds ................      41,568  157,760
   Redemptions (note 3) ...................     (28,989) (10,157)
   Annual contract maintenance charges
      (note 2) ............................        (199)    (129)
   Contingent deferred sales charges
      (note 2) ............................      (1,523)    (397)
   Adjustments to maintain reserves .......           8      (14)
                                             ----------  -------
         Net equity transactions ..........      81,032  280,557
                                             ----------  -------

Net change in contract owners' equity .....     206,287  346,967
Contract owners' equity beginning
   of period ..............................     891,088  560,937
                                             ----------  -------
Contract owners' equity end of period .....  $1,097,375  907,904
                                             ==========  =======

CHANGES IN UNITS:
   Beginning units ........................      67,873   41,796
                                             ----------  -------
   Units purchased ........................      10,180   20,558
   Units redeemed .........................      (4,240)    (670)
                                             ----------  -------
   Ending units ...........................      73,813   61,684
                                             ==========  =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - Income & Growth Fund - Class I
                   (ACVPIncGr)
                American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                   (ACVPInt3)
                American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)*
                Credit Suisse Trust - International Focus Portfolio
                   (CSIntFoc)*
                Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

             Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

             Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

             Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)

             Portfolios of the Federated Insurance Series (Federated IS);
                Federated IS - American Leaders Fund II - Primary Shares
                   (FedAmLead)*
                Federated IS - High Income Bond Fund II - Primary Shares
                   (FedHiInc)*
                Federated IS - Quality Bond Fund II - Primary Shares
                   (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)*
                Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class
                   (FidVIPOv)*
                Fidelity(R) VIP - Overseas Portfolio - Service Class
                   (FidVIPOvS)
                Fidelity(R) VIP - Overseas Portfolio - Service Class R
                   (FidVIPOvSR)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

             Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                   (FidVIPConS)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                III (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                   Class (FidVIPGrOpS)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service
                   Class (FidVIPVaIS)

             Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                   (formerly Nationwide(R) Separate Account Trust)
                   (managed for a fee by an affiliated investment advisor);
                Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
                   (formerly Federated Equity Income Fund)
                Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I
                   (GVITFHiInc)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class III (GVITGlTech3)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                   (formerly Capital Appreciation Fund)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                   (GVITMMultiSec)*
                Gartmore GVIT Mid Cap Growth Fund - Class I (GVITMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                   (formerly Gartmore GVIT Total Return Fund - Class I)
                Gartmore GVIT  Nationwide(R) Strategic Value Fund - Class I
                   (GVITNStrVal)
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Turner Growth Focus Fund - Class I
                   (GVITTGroFoc)*
                Gartmore GVIT Turner Growth Focus Fund - Class III
                   (GVITTGroFoc3)
                Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                MFS(R) VIT - Emerging Growth Series - Initial Class
                   (MFSEmGrSe)*
                MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)*

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Mid-Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

             Portfolios of the Oppenheimer Variable Annuity (VA);
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class
                   (OppGlSec)*
                Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS
                   (formerly Oppenheimer Main Street Growth & Income Fund/VA - Service Class)

             Portfolios of the Salomon Brothers Variable Series Funds Inc.
                (Salomon Brothers VSF Inc.);
                Salomon Brothers VSF Inc. All Cap Fund (SalBrCap)
                   (formerly Salomon Brothers VSF Inc. Capital Fund)
                Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

             Strong Opportunity Fund (StOpp)

             Strong Opportunity Fund II, Inc.(StOpp2)*

             Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Portfolios of the Van Kampen Universal Institutional Funds, Inc.
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                   (VKEmMkt)
                Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
                Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                   (VKUSRealEst)

             *At June 30, 2003, contract owners have not invested in this fund.

     Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

   Nationwide Variable Account-8 Options      America's Vision   America's Vision Plus
--------------------------------------------------------------------------------------
Mortality and Expense Risk - Basic                  1.40%+               1.40%

Beneficiary Protector Option                          --                 0.40%
   Upon annuitant death, in addition to any
      death benefit payable, an additional
      amount will be credited to contract.
--------------------------------------------------------------------------------------
Maximum Variable Account Charges*                   1.40%+               1.80%
--------------------------------------------------------------------------------------

*    When maximum options are utilized.
+    Includes 0.15% administration charge.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003:

                     Total      ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra
                   ----------   ---------   -------   --------   ---------
     1.40% .....   $1,261,481     12,664     29,301     1,787        8
     1.80% .....        3,549         --         --        --       --
                   ----------     ------     ------     -----      ---
        Total ..   $1,265,030     12,664     29,301     1,787        8
                   ==========     ======     ======     =====      ===

                   ACVPVal   CSLCapV   DrySmCapIxS   DrySRGro   DryVIFApp
                   -------   -------   -----------   --------   ---------
     1.40% .....   $30,563    1,101        217        22,790      21,767
     1.80% .....        48       --         --            --         236
                   -------    -----        ---        ------      ------
        Total ..   $30,611    1,101        217        22,790      22,003
                   =======    =====        ===        ======      ======

                   FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS
                   ---------   ---------   ---------   ---------   ---------
     1.40% .....    $35,499      61,771     120,811      9,988       13,258
     1.80% .....        352         522          61          2           --
                    -------      ------     -------      -----       ------
        Total ..    $35,851      62,293     120,872      9,990       13,258
                    =======      ======     =======      =====       ======

                   FidVIPOvSR   FidVIPConS   FidVIPGrOpS   FidVIPValS   GVITCVal
                   ----------   ----------   -----------   ----------   --------
     1.40% .....      $816        88,182       12,878          496       4,378
     1.80% .....        --             9           --           --          --
                      ----        ------       ------          ---       -----
        Total ..      $816        88,191       12,878          496       4,378
                      ====        ======       ======          ===       =====

                   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc   GVITGlTech
                   ------------   -----------   ------------   ----------   ----------
     1.40% .....      $42,427          54            18           5,047          29
     1.80% .....           43          --            --              --          --
                      -------         ---           ---           -----         ---
        Total ..      $42,470          54            18           5,047          29
                      =======         ===           ===           =====         ===

                   GVITGITech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                   -----------   ---------   ----------   ---------   ---------
     1.40% .....      $ 2         125,134       6,243         340        2,961
     1.80% .....       --           1,001          --          --           --
                      ---         -------       -----         ---        -----
        Total ..      $ 2         126,135       6,243         340        2,961
                      ===         =======       =====         ===        =====

                   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro   GVITIntGro3
                   ---------   ------------   ------------   ----------   -----------
     1.40% .....     $4,779         3,735         6,760           42            53
                     ------         -----         -----          ---           ---
        Total ..     $4,779         3,735         6,760           42            53
                     ======         =====         =====          ===           ===

                   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                   -----------   ---------   ----------   -----------   -----------
     1.40% .....      $9,444       94,298       55,684         142         9,027
     1.80% .....          --           --          151          --            --
                      ------       ------       ------         ---         -----
        Total ..      $9,444       94,298       55,835         142         9,027
                      ======       ======       ======         ===         =====

                   GVITSmCapVal   GVITSmComp   GVITTGroFoc3   GVITWLead   GVITWLead3
                   ------------   ----------   ------------   ---------   ----------
     1.40% .....     $15,216        22,315         55           4,049         68
     1.80% .....          66            --         --              --         --
                     -------        ------        ---           -----        ---
        Total ..     $15,282        22,315         55           4,049         68
                     =======        ======        ===           =====        ====

                                                                   (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-8

                   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro
                   --------   -----------   ---------   -----------   ---------
     1.40% .....    $15,882       151         5,556         736        10,199
     1.80% .....         53        --            --          --            --
                    -------       ---         -----         ---        ------
        Total ..    $15,935       151         5,556         736        10,199
                    =======       ===         =====         ===        ======

                   NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp
                   ----------   ---------   ---------   ---------   --------
     1.40% .....     $3,718       16,790      3,374       33,862     61,084
     1.80% .....         --           --         --            3        217
                     ------       ------      -----       ------     ------
        Total ..     $3,718       16,790      3,374       33,865     61,301
                     ======       ======      =====       ======     ======

                   OppMSFund   SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet
                   ---------   --------   ---------   --------   -----------
     1.40% .....    $65,018     79,591      16,143     35,066      23,275
     1.80% .....        407        128          --        220          30
                    -------     ------      ------     ------      ------
        Total ..    $65,425     79,719      16,143     35,286      23,305
                    =======     ======      ======     ======      ======

                   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                   ----------   ---------   -------   -----------
     1.40% .....     $6,046        685       1,373       6,735
                     ------        ---       -----       -----
        Total ..     $6,046        685       1,373       6,735
                     ======        ===       =====       =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $2,991,332 and $14,419,021, respectively, and total transfers from the Account to the fixed account were $5,570,816 and $4,865,054, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                        Contract                                                 Investment
                                        Expense                     Unit           Contract        Income             Total
                                         Rate*        Units      Fair Value     Owners' Equity     Ratio**          Return***
                                     -------------   -------   --------------   --------------   ----------   --------------------
     American Century VP - Income & Growth Fund - Class I

        2003 .....................       1.40%       247,493   $     7.99         $1,976,738        1.33%            11.25%
        2002 .....................       1.40%       264,092         8.04          2,124,436        1.12%           -10.93%
        2001 .....................       1.40%       247,031         9.55          2,358,286        0.83%            -4.49%
        2000 .....................       1.40%       129,296        10.86          1,403,907        0.39%            -4.25%

     American Century VP - International Fund - Class I
        2003 .....................       1.40%       624,075         6.86          4,280,665        0.76%             4.22%
        2002 .....................       1.40%       799,148         7.95          6,355,003        0.85%            -5.13%
        2001 .....................       1.40%       948,701         9.52          9,030,805        0.08%           -20.71%
        2000 .....................       1.40%       594,042        13.66          8,115,292        0.08%            -6.67%

     American Century VP - International Fund - Class III
        2003 .....................       1.40%        37,540         8.38            314,521        0.86%             4.22%
        2002 .....................       1.40%         8,502         9.71             82,583        0.00%            -2.87%    (a)

     American Century VP - Ultra(R) Fund - Class I
        2003 ........................    1.40%           815         8.82              7,190        0.00%            10.79%
        2002 ........................    1.40%           116         9.11              1,056        0.00%            -8.94%    (a)

     American Century VP - Value Fund - Class I
        2003 .....................   1.40% to 1.80%  391,192    9.97 to 11.95      4,672,920        1.14%        8.44% to 8.66%
        2002 .....................   1.40% to 1.80%  396,643   10.20 to 12.18      4,829,569        0.93%      -4.76% to -4.57%
        2001 .....................       1.40%       211,783        12.22          2,586,974        1.04%             6.46%
        2000 .....................       1.40%        46,473         9.39            436,338        0.91%            -4.67%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 .....................       1.40%        18,430         8.75            161,342        0.00%             8.07%
        2002 .....................       1.40%        21,101         9.58            202,195        0.00%           -10.30%
        2001 .....................       1.40%        20,806        11.01            229,107        0.00%             2.59%
        2000 .....................       1.40%        18,278         9.68            176,987        0.00%            -3.12%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .....................       1.40%         7,087         8.50             60,267        0.00%            11.85%

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 .....................       1.40%       543,007         6.16          3,346,787        0.01%             9.50%
        2002 .....................       1.40%       705,289         6.61          4,663,281        0.01%           -17.70%
        2001 .....................       1.40%       785,589         8.98          7,051,267        0.01%           -14.72%
        2000 .....................       1.40%       490,115        12.22          5,987,885        0.02%             1.83%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .....................   1.40% to 1.80%  388,725     8.07 to 8.52      3,310,401        0.02%        7.53% to 7.75%
        2002 .....................   1.40% to 1.80%  447,199     8.31 to 8.73      3,903,717        0.01%      -9.50% to -9.32%
        2001 .....................       1.40%       426,507        10.02          4,275,697        0.01%            -6.91%
        2000 .....................       1.40%       323,178        11.22          3,626,397        0.01%             2.07%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                       Contract                                                   Investment
                                        Expense                       Unit          Contract        Income             Total
                                         Rate*         Units       Fair Value    Owners' Equity     Ratio**          Return***
                                     -------------   ---------   --------------  --------------   ----------   --------------------
     Federated IS - Quality Bond Fund II - Primary Shares
        2003 .....................   1.40% to 1.80%    406,190   11.57 to 12.97     5,261,968        3.34%         3.88% to 4.09%
        2002 .....................   1.40% to 1.80%    370,862   10.55 to 11.77     4,362,595        4.13%         1.68% to 1.88%
        2001 .....................       1.40%         240,899        11.18         2,692,247        2.29%           2.97%
        2000 .....................       1.40%          66,546        10.21           679,130        0.65%           2.41%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 .....................   1.40% to 1.80%  1,017,036     8.36 to 9.31     9,458,753        1.78%         9.67% to 9.90%
        2002 .....................   1.40% to 1.80%  1,197,988     8.70 to 9.64    11,546,156        1.73%       -7.01% to -6.82%
        2001 .....................       1.40%       1,028,160        10.87        11,180,892        1.48%          -1.68%
        2000 .....................       1.40%         431,733        10.00         4,317,395        0.69%          -3.44%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 .....................   1.40% to 1.80%  2,732,305     6.67 to 6.76    18,465,276        0.20%       12.40% to 12.62%
        2002 .....................   1.40% to 1.80%  3,255,251     6.93 to 6.99    22,751,780        0.15%     -20.00% to -19.84%
        2001 .....................       1.40%       3,493,051         9.64        33,680,759        0.00%         -10.30%
        2000 .....................       1.40%       1,874,776        12.79        23,975,522        0.04%           4.33%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 .....................   1.40% to 1.80%    195,629    8.16 to 10.61     1,597,845        6.92%       16.01% to 16.25%
        2002 .....................       1.40%         222,821         6.53         1,455,993       12.17%          -4.93%
        2001 .....................       1.40%         206,546         7.29         1,506,051       11.20%          -7.85%
        2000 .....................       1.40%         101,451         9.79           992,918        2.79%          -5.61%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 .....................       1.40%         304,762         6.59         2,009,880        0.80%           9.52%
        2002 .....................       1.40%         385,678         7.42         2,863,175        0.77%          -3.18%
        2001 .....................       1.40%         453,637         8.68         3,938,835        4.93%         -12.10%
        2000 .....................       1.40%         352,055        11.68         4,113,346        0.60%          -5.70%

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 .....................       1.40%          16,540         8.46           139,937        0.96%           9.53%
        2002 .....................       1.40%           7,804         9.52            74,258        0.00%          -4.85%       (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2003 .....................   1.40% to 1.80%  1,469,273     9.09 to 9.11    13,350,651        0.37%         8.56% to 8.78%
        2002 .....................       1.40%       1,705,004         9.21        15,705,315        0.81%          -1.52%
        2001 .....................       1.40%       1,864,337         9.67        18,036,480        0.68%         -10.63%
        2000 .....................       1.40%       1,124,586        11.53        12,964,338        0.17%          -2.04%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 .....................       1.40%         296,773         6.31         1,873,169        0.69%          12.09%
        2002 .....................       1.40%         374,141         6.30         2,356,056        0.97%         -13.90%
        2001 .....................       1.40%         404,508         7.85         3,177,163        0.24%          -9.42%
        2000 .....................       1.40%         263,300        10.15         2,673,174        0.62%          -4.37%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 .....................       1.40%          10,265         8.98            92,146        0.00%          20.67%

     Gartmore GVIT Comstock Value Fund - Class I
        2003 .....................       1.40%          94,259         7.22           680,542        0.60%          12.46%
        2002 .....................       1.40%         109,516         7.42           812,073        0.43%         -14.76%
        2001 .....................       1.40%         110,209         9.10         1,002,928        0.63%          -9.39%
        2000 .....................       1.40%          50,098        11.51           576,840        0.46%           1.04%

                                       Contract                                                    Investment
                                       Expense                       Unit            Contract        Income          Total
                                        Rate*          Units      Fair Value      Owners' Equity     Ratio**        Return***
                                     -------------   ---------   --------------   --------------   ----------   ----------------
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 .....................   1.40% to 1.80%    548,903    9.02 to 12.00     6,585,737         0.22%      10.96% to 11.18%
        2002 .....................   1.40% to 1.80%    629,282    9.33 to 12.36     7,776,898         0.09%      -4.56% to -4.37%
        2001 .....................        1.40%        565,021       13.28          7,502,113         0.28%          -0.05%
        2000 .....................        1.40%        275,460       12.57          3,461,407         0.44%           7.46%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .....................        1.40%          1,026        7.83              8,031         0.24%          15.38%
        2002 .....................        1.40%          1,554        7.86             12,214         0.00%          -3.17%
        2001 .....................        1.40%          1,027        8.79              9,031         0.74%           1.29%

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 .....................        1.40%            269        8.64              2,325         0.20%          15.19%
        2002 .....................        1.40%         10,754        8.69             93,451         0.00%         -13.10%      (a)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 .....................        1.40%         75,899       10.92            828,610         3.57%          12.57%
        2002 .....................        1.40%         67,324        9.43            635,194         2.27%          -0.98%
        2001 .....................        1.40%         57,454        9.41            540,846         5.41%           1.51%
        2000 .....................        1.40%         16,227       10.03            162,739         7.68%          -2.19%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .....................        1.40%          2,064        2.39              4,932         0.00%          25.07%
        2002 .....................        1.40%          2,067        2.29              4,726         0.00%         -32.48%
        2001 .....................        1.40%          2,315        4.22              9,773         0.00%         -29.62%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 .....................        1.40%            112        8.89                996         0.00%          24.85%
        2002 .....................        1.40%              3        8.48                 25         0.00%         -15.17%      (a)

     Gartmore GVIT Government Bond Fund - Class I
        2003 .....................   1.40% to 1.80%  1,381,067   11.58 to 13.06    18,027,588         1.97%      2.20% to 2.41%
        2002 .....................   1.40% to 1.80%  1,288,928   10.73 to 12.06    15,533,199         1.34%      3.26% to 3.46%
        2001 .....................        1.40%        811,858       11.21          9,102,993         2.78%           1.71%
        2000 .....................        1.40%        193,570       10.26          1,986,425         3.86%           3.30%

     Gartmore GVIT Growth Fund - Class I
        2003 .....................        1.40%        220,550        4.31            949,759         0.00%          14.23%
        2002 .....................        1.40%        282,607        4.41          1,247,186         0.00%         -17.73%
        2001 .....................        1.40%        301,795        5.91          1,785,056         0.00%         -21.88%
        2000 .....................        1.40%        220,733       10.46          2,308,059         0.21%           0.05%

     Gartmore GVIT ID Aggressive Fund
        2003 .....................        1.40%         10,510        9.05             95,156         0.54%          10.11%

     Gartmore GVIT ID Conservative Fund
        2003 .....................        1.40%         52,588       10.24            538,517         1.31%           3.24%
        2002 .....................        1.40%          7,966        9.95             79,254         0.00%          -0.51%      (a)

     Gartmore GVIT ID Moderate Fund
        2003 .....................        1.40%        100,342        9.66            969,719         0.90%           7.13%
        2002 .....................        1.40%         39,869        9.64            384,213         0.00%          -3.63%      (a)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .....................        1.40%         64,277        9.33            599,396         0.73%           8.76%
        2002 .....................        1.40%         17,304        9.54            165,068         0.00%          -4.61%      (a)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                       Contract                                                   Investment
                                       Expense                       Unit           Contract        Income           Total
                                        Rate*          Units      Fair Value     Owners' Equity     Ratio**        Return***
                                     -------------   ---------   -------------   --------------   ----------   -----------------
     Gartmore GVIT ID Moderately Conservative Fund
        2003 .....................       1.40%         116,399       10.01          1,164,721       1.21%           5.15%
        2002 .....................       1.40%          45,305        9.80            444,162       0.00%          -1.96%        (a)

     Gartmore GVIT International Growth Fund - Class I
        2003 .....................       1.40%           1,311        5.06              6,629       0.00%           4.20%
        2002 .....................       1.40%           1,311        5.96              7,810       0.00%          -8.13%
        2001 .....................       1.40%             258        7.36              1,902       0.98%         -20.15%

     Gartmore GVIT International Growth Fund - Class III
        2003 .....................       1.40%           1,011        8.09              8,176       0.00%           4.19%
        2002 .....................       1.40%             173        9.51              1,645       0.00%          -4.91%        (a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 .....................       1.40%         234,029        6.16          1,441,249       0.00%          21.58%
        2002 .....................       1.40%         272,318        6.18          1,682,480       0.00%         -24.25%
        2001 .....................       1.40%         290,531       10.16          2,953,184       0.00%         -14.38%
        2000 .....................       1.40%         204,043       14.84          3,027,991       0.00%           4.30%

     Gartmore GVIT Money Market Fund - Class I
        2003 .....................       1.40%       1,187,021       10.72         12,723,529       0.36%          -0.33%
        2002 .....................       1.40%       1,456,562       10.77         15,684,411       0.59%          -0.08%
        2001 .....................       1.40%       1,013,524       10.72         10,863,665       2.22%           1.60%
        2000 .....................       1.40%         302,038       10.30          3,111,835       3.45%           2.10%

     Gartmore GVIT Nationwide(R) Fund: Class I
        2003 .....................   1.40% to 1.80%  1,019,630   8.24 to 8.36       8,401,923       0.36%       11.27% to 11.50%
        2002 .....................   1.40% to 1.80%  1,251,318   8.47 to 8.63      10,597,635       0.19%       -6.80% to -6.62%
        2001 .....................       1.40%       1,153,398        9.54         11,004,938       0.39%          -8.54%
        2000 .....................       1.40%         537,764       11.09          5,965,781       0.40%           2.64%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .....................       1.40%           2,530        9.17             23,201       0.04%          13.97%
        2002 .....................       1.40%          13,741        9.26            127,244       0.00%         -15.30%
        2001 .....................       1.40%          20,229       11.33            229,200       0.39%          -1.16%
        2000 .....................       1.40%           7,940       10.59             84,082       0.02%          -2.00%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .....................       1.40%         158,083        9.07          1,433,106       0.00%          15.03%
        2002 .....................       1.40%         167,158        9.58          1,601,588       0.00%         -20.03%
        2001 .....................       1.40%         155,585       12.85          1,999,409       0.00%          -5.72%
        2000 .....................       1.40%         105,974       17.22          1,825,074       0.00%           4.44%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .....................       1.40%         191,762       13.11          2,513,605       0.00%          18.44%
        2002 .....................   1.40% to 1.80%    212,020   8.41 to 13.41      2,836,795       0.00%      -13.13% to -12.95%
        2001 .....................       1.40%         164,234       15.86          2,603,953       0.00%          30.12%
        2000 .....................       1.40%         100,715       12.25          1,233,743       0.00%          10.00%

     Gartmore GVIT Small Company Fund - Class I
        2003 .....................       1.40%         289,746       12.15          3,519,432       0.00%          14.38%
        2002 .....................       1.40%         323,931       12.38          4,008,861       0.00%          -5.01%
        2001 .....................       1.40%         330,871       13.87          4,590,708       0.11%          -2.04%
        2000 .....................       1.40%         155,617       14.10          2,193,605       0.05%           6.87%

                                        Contract                                               Investment
                                        Expense                    Unit         Contract         Income          Total
                                         Rate*        Units     Fair Value    Owners' Equity     Ratio**       Return***
                                     -------------   -------   ------------   --------------   ----------   ---------------
     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 .....................       1.40%           762        4.57             3,484       0.00%        -27.65%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 .....................       1.40%         1,026        9.06             9,294       0.00%         21.06%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 .....................       1.40%        93,639        6.31           590,443       0.00%          8.73%
        2002 .....................       1.40%       105,984        7.38           782,678       1.25%         -6.32%
        2001 .....................       1.40%       108,492        8.38           909,148       1.05%        -14.91%
        2000 .....................       1.40%        77,617       11.24           872,416       1.56%         -1.33%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 .....................       1.40%         3,565       10.97            39,119       0.00%          9.73% (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .....................   1.40% to 1.80%  414,347   5.73 to 7.38      2,374,334       0.15%       7.65% to 7.87%
        2002 .....................   1.40% to 1.80%  486,899   5.91 to 7.65      2,879,834       0.00%      -7.87% to -7.69%
        2001 .....................       1.40%       485,644        7.13         3,462,390       0.68%        -14.20%
        2000 .....................       1.40%        52,606        9.83           517,271       0.07%         -1.67%       (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 .....................       1.40%         2,289        8.37            19,150       0.00%         18.03%
        2002 .....................       1.40%         3,220        8.51            27,417       0.00%        -14.85%       (a)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .....................       1.40%       302,058        2.81           849,892       0.00%         17.43%
        2002 .....................       1.40%       392,820        2.87         1,128,929       0.00%        -30.14%
        2001 .....................       1.40%       365,409        4.90         1,788,723       0.60%        -26.47%
        2000 .....................       1.40%        29,466        9.99           294,411       0.00%         -0.08%       (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 .....................       1.40%        15,236        8.17           124,446       0.91%          5.60%
        2002 .....................       1.40%         3,875        9.21            35,690       0.00%         -7.90%       (a)

     Janus AS - International Growth Portfolio - Service Shares
        2003 .....................       1.40%       321,688        4.67         1,502,896       0.78%          5.59%
        2002 .....................       1.40%       442,932        5.27         2,335,340       0.00%        -12.77%
        2001 .....................       1.40%       435,181        6.72         2,922,458       0.56%        -16.12%
        2000 .....................       1.40%        18,410        9.88           181,910       0.00%         -1.19%       (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003 .....................       1.40%        64,775        9.23           598,152       0.00%         13.22%
        2002 .....................       1.40%        55,715        9.92           552,640       0.73%        -11.80%
        2001 .....................       1.40%        50,604       11.68           591,200       0.43%          0.88%
        2000 .....................       1.40%        24,928       11.96           298,214       0.30%          3.01%

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003 .....................       1.40%       332,501        7.81         2,596,102       0.00%         11.42%
        2002 .....................       1.40%       380,679        8.27         3,149,435       0.00%        -17.75%
        2001 .....................       1.40%       384,029       11.64         4,471,674       0.00%        -14.00%
        2000 .....................       1.40%       175,563       16.62         2,917,690       0.00%         12.01%

     Neuberger Berman AMT - Partners Portfolio(R)
        2003 .....................       1.40%        59,445        9.07           539,106       0.00%         16.90%
        2002 .....................       1.40%        75,197        9.29           698,406       0.53%        -10.46%
        2001 .....................       1.40%        50,435       10.68           538,760       0.37%         -1.33%
        2000 .....................       1.40%        23,147       10.77           249,248       0.16%         -1.24%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

                                        Contract                                                  Investment
                                        Expense                      Unit           Contract        Income           Total
                                         Rate*         Units      Fair Value     Owners' Equity     Ratio**         Return***
                                     -------------   ---------   -------------   --------------   ----------   -----------------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .....................   1.40% to 1.80%    746,161   6.92 to 7.04      5,166,274         0.00%      12.70% to 12.93%
        2002 .....................       1.40%         896,727        7.08         6,346,610         0.70%          -17.81%
        2001 .....................       1.40%         922,414        9.21         8,497,523         0.90%          -27.51%
        2000 .....................       1.40%         477,765       17.48         8,349,637         0.00%           20.36%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .....................   1.40% to 1.80%  1,048,428   6.93 to 8.77      9,191,073         0.41%      11.37% to 11.59%
        2002 .....................   1.40% to 1.80%  1,258,373   6.94 to 8.75     11,002,390         0.62%     -19.91% to -19.75%
        2001 .....................       1.40%       1,166,624       11.95        13,937,409         0.60%           -5.55%
        2000 .....................       1.40%         584,389       13.97         8,163,595         0.09%            8.65%

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003 .....................   1.40% to 1.80%  1,275,676   7.78 to 7.97      9,927,325         0.98%      9.36% to 9.58%
        2002 .....................   1.40% to 1.80%  1,442,419   8.19 to 8.42     11,812,468         0.79%     -7.86% to -7.67%
        2001 .....................       1.40%       1,281,043        9.35        11,979,103         0.54%           -6.61%
        2000 .....................       1.40%         639,109       11.07         7,077,789         0.30%           -0.51%

     Salomon Brothers VSF Inc. All Cap Fund
        2003 .....................   1.40% to 1.80%  1,110,743   7.99 to 11.10    12,319,132         0.00%      15.30% to 15.53%
        2002 .....................   1.40% to 1.80%  1,273,333   7.88 to 10.90    13,874,369         0.00%     -16.31% to -16.15%
        2001 .....................       1.40%       1,079,894       13.55        14,636,668         0.00%            4.76%
        2000 .....................       1.40%         493,003       12.83         6,326,917         0.00%           15.65%

     Salomon Brothers VSF Inc. High Yield Bond Fund
        2003 .....................       1.40%         197,755       12.75         2,521,651         0.00%           14.12%
        2002 .....................       1.40%         189,890       10.38         1,971,829         0.00%           -1.67%
        2001 .....................       1.40%         148,284       10.65         1,578,722         0.00%            4.51%
        2000 .....................       1.40%          97,988       10.21         1,000,016         0.00%           -1.24%

     Salomon Brothers VSF Inc. Investors Fund
        2003 .....................   1.40% to 1.80%    556,617   7.83 to 9.77      5,432,348         0.00%      13.60% to 13.83%
        2002 .....................   1.40% to 1.80%    635,511   7.89 to 9.80      6,224,197         0.00%     -13.52% to -13.35%
        2001 .....................       1.40%         481,573       11.82         5,690,716         0.00%           -1.30%
        2000 .....................       1.40%         185,547       11.42         2,119,105         0.00%            8.40%

     Salomon Brothers VSF Inc. Total Return Fund
        2003 .....................   1.40% to 1.80%    351,568   9.59 to 10.16     3,570,072         0.00%      6 .80% to 7.01%
        2002 .....................       1.40%         348,351        9.85         3,430,895         0.01%           -4.70%
        2001 .....................       1.40%         248,924       10.33         2,570,364         0.00%           -2.28%
        2000 .....................       1.40%          84,572       10.17           860,092        -0.01%            2.41%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .....................       1.40%         102,076        9.10           928,434         0.12%            9.64%
        2002 .....................       1.40%         135,024        9.19         1,241,238         0.20%            6.09%
        2001 .....................       1.40%         149,556        8.82         1,319,716         0.00%           -1.42%
        2000 .....................       1.40%         116,942       13.58         1,588,269         0.00%          -13.03%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .....................       1.40%          10,899       10.15           110,604         0.43%            5.89%
        2002 .....................       1.40%          12,436       10.86           135,070         0.87%            8.58%
        2001 .....................       1.40%          11,715       10.87           127,301         0.96%           -4.08%
        2000 .....................       1.40%           3,928       10.64            41,805         0.84%            3.20%

                             Contract                                          Investment
                              Expense               Unit         Contract        Income       Total
                               Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                             --------   ------   ----------   --------------   ----------   ---------
     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 .............     1.40%     8,151      16.97           138,307        0.00%      16.72%
        2002 .............     1.40%    27,065      13.43           363,353        0.00%      -0.55%
        2001 .............     1.40%    27,854      12.94           360,378        0.00%       4.04%
        2000 .............     1.40%     7,824      11.98            93,693        0.00%       5.77%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2003 .............     1.40%    73,813      14.87         1,097,375        0.00%      13.24%
        2002 .............     1.40%    61,684      14.72           907,904        0.00%       9.67%
        2001 .............     1.40%    25,087      13.30           333,668        0.00%       7.32%
        2000 .............     1.40%     1,757      11.14            19,568        0.00%      -3.12%
                                                               ------------

     2003 Contract owners' equity ..........................   $190,552,864
                                                               ============

     2002 Contract owners' equity ..........................   $215,913,995
                                                               ============

     2001 Contract owners' equity ..........................   $229,663,667
                                                               ============

     2000 Contract owners' equity ..........................   $136,371,856
                                                               ============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

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                                       42

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                                       43

                                                                  --------------
NATIONWIDE LIFE INSURANCE COMPANY                                   PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S.POSTAGE
                                                                       PAID
                                                                   LANCASTER, PA
                                                                  PERMIT NO.1793
                                                                  --------------

--------------------------------------------------------------------------------

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Insurance Company